UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09025
                                                    ------------------

                               New Covenant Funds
                  --------------------------------------------
               (Exact name of registrant as specified in charter)

                         200 E. Twelfth Street, Suite B
                            Jeffersonville, IN 47130
                  --------------------------------------------
               (Address of principal executive offices) (Zip code)

                          The Corporation Trust Company
                            Corporation Trust Center
                               1209 Orange Street
                              Wilmington, DE 19809
                  --------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 800-858-6127
                                                           ------------------

                     Date of fiscal year end: June 30, 2004
                                              ----------------

                   Date of reporting period: December 31, 2003
                                            ------------------


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                 [LOGO OMITTED]

                                      NEW
                                    COVENANT
                                     FUNDS


                                [GRAPHIC OMITTED]

                               SEMI-ANNUAL REPORT
                                DECEMBER 31, 2003

NEW COVENANT GROWTH FUND
NEW COVENANT INCOME FUND
NEW COVENANT BALANCED GROWTH FUND
NEW COVENANT BALANCED INCOME FUND

                                               TABLE OF CONTENTS
----------------------------------------------------------------

SHAREHOLDER LETTER ......................................      2
PORTFOLIOS OF INVESTMENTS ...............................      4
STATEMENTS OF ASSETS AND LIABILITIES ....................     14
STATEMENTS OF OPERATIONS ................................     15
STATEMENTS OF CHANGES IN NET ASSETS .....................     16
FINANCIAL HIGHLIGHTS ....................................     18
NOTES TO FINANCIAL STATEMENTS ...........................     20

TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

Dear Shareholder:

The long-anticipated market recovery finally materialized in 2003. Consumer confidence picked up, corporate earnings surged through the year as cost-cutting, low interest rates, and stronger spending by businesses all signaled a strong year for stocks. The fear of rising long-term interest rates caused bonds to provide only modest, albeit positive returns for the year. The result was an economic recovery that has finally begun to take hold, touched off by the lowest interest rates in 45 years. A 1990s-style technology rally catapulted the NASDAQ composite index to an almost 50% gain during the year. The Dow Jones Industrial Average cracked 10,000 in December for the first time in 18 months and posted a 25.30% gain in 2003. In spite of a slump early in the year fueled by war in Iraq, the broader Standard & Poor's 500 stock index rose 28.67% for the year.

During the past year, "growth style" stocks slightly out-performed their "value style" counterparts and international stocks added value to the year's overall performance. Stocks that featured lower quality earnings, smaller size, and "junk stock" quality levels were the stock performance leaders in 2003.

Increases in production by corporate America, an increasing GDP (gross domestic product), better-than-expected corporate earnings, and continued strong consumer spending together will likely support the next stage of the markets' recovery. Improving global economic data from Japan, Europe, and the emerging markets in Asia should point to an improving global economy.

The New Covenant Growth Fund participated fully in the strength of the stock market. Last year, the New Covenant Growth Fund (NCGFX) posted a 28.84% net return for the year, down 3.72% for the three-year period, and down 0.46% for the five-year period. These returns beat the returns of the S&P 500 Index in each period, up 28.67%, down 4.05%, and down 0.57% for one, three and five years respectively, as reported by The Wall Street Journal.* During the last six months ending December 31, 2003, the New Covenant Growth Fund beat the Wilshire 5000 Total Stock Market Index, up 16.81% to up 16.59%. During the fourth quarter, the fund was up 12.23% against the index, up 12.42%.

We continue to believe that stocks could prove more rewarding than traditional fixed income investments in 2004. Additionally, we feel that an investment approach that focuses on high quality companies with strong cash flows and dividend yields, strong balance sheets, and earnings growth could fair well in the coming investment environment.

The third quarter provided a roller-coaster ride for bonds. Most of the damage to Treasuries occurred in July, when investors holding 10-year Treasuries lost 7.10% -- the worst one-month decline in 20 years. But, by August close, over half of the loss was recovered and by quarter close, Treasuries were down only 1.90%.

The New Covenant Income Fund (NCICX) provided positive returns for the bond fund holders generating a total return for the year of 3.63%. Longer-term returns were strong: three years at 6.94%, five years at 5.81%, and ten-year return at 5.90%. These performances by our bond fund are comparable to the average returns recorded by general U. S. bond funds and Intermediate U. S. bond funds. For the six months and three months ending December 31, 2003, NCICX was basically flat, up 0.02% and 0.09% versus the benchmark, up 0.17% and 0.32%, respectively. The bond-tilted New Covenant Balanced Income Fund (NCBIX) advanced a very respectable 12.33% during the year and was up 3.66% and up 3.89% for the three- and five-year periods, respectively.

The vast majority of assets in the New Covenant Funds are invested in a balanced investment approach through our New Covenant Balanced Growth Fund (NCBGX). This stock-heavy fund returned 18.61% in 2003. This funds' performance exceeded the balanced fund category average returns for three and five years. The New Covenant Balanced Growth Fund returned 1.17% and 2.49% for the three- and five-year periods, respectively. The mutual fund balanced fund category average returns were up 19.09%, 0.28%, and 2.35% for the one-, three-, and five-year periods. During the last six months and final quarter ending ending December 31, 2003, NCBGX returned 10.24% and 7.62%, respectively, against the Lipper Balanced Index up 9.63% and 7.68%, respectively.

While it is important that one-year returns are positive for the first time in this new millennium, the long-term performance is also very important. The New Covenant Balanced Growth Fund returned an average annual return of 7.02% over the ten-year period ending December 31, 2003 versus 8.09% for the Lipper Balanced Funds Index.

                                                             TO OUR SHAREHOLDERS
--------------------------------------------------------------------------------

The mutual fund industry has been embroiled in scandal. Many mutual funds have been involved in late trading, (same-day trading of accounts after the 4 P.M. cutoff) and allowing large investors market timing privileges not available to the average shareholder. Based on the number of bills currently in Congress, new regulations will likely be woven into existing regulations to provide more safeguards for shareholders. We are confident that the integrity of our investment and management practices will continue to earn the trust placed in us by our investors.

During the third quarter, the Investment Committee moved $30 million of the NCGFX foreign allocation to small-cap growth stocks in order to increase the position in small-cap, domestic issues (which have provided solid returns) and to rebalance the portfolio more closely to its benchmark index, the Wilshire 5000 Total Stock Market Index.

We are grateful for the continuing confidence you have placed in the socially responsible funds entrusted to our care. We appreciate your commitment to New Covenant Funds.** We will continue to do everything possible to be worthy of your confidence and trust.

                                /s/Dennis J. Murphy
                                Dennis J. Murphy
                                Executive Vice President
                                  and Chief Investment Officer
                                The New Covenant Fund Investment Department of
                                  New Covenant Trust Company, N.A.***


  *The Wall Street Journal, 1/8/04.

 **The New Covenant Funds' Proxy Policies & Procedures are available on our website, www.newcovenantfunds.com, or you may call 877-835-4531 to receive information.

***A subsidiary of the Presbyterian Foundation.

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. The investment return and net asset value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. To obtain more current performance information, please visit www.newcovenantfunds.com or call 1-877-835-4531.

It is not possible to invest directly in any index. Unlike a mutual fund, the performance of an index assumes no transaction costs, taxes, management fees or expenses.

PFPC Distributors, Inc. 760 Moore Road, King of Prussia, PA 19406

--------------------------------------------------------------------------------
                            New Covenant Growth Fund
                           TEN LARGEST STOCK HOLDINGS
                              at December 31, 2003
                 (Portfolio composition may change at any time)

Security                                     Market Value      % of Portfolio      Sector
--------                                     ------------      --------------      ------
Citigroup, Inc.                               $14,538,507             1.8%         Financial Services
Microsoft Corp.                                14,268,474             1.7          Computer Services and Software
Cisco Systems, Inc.                            11,370,392             1.4          Technology
Pfizer, Inc.                                   10,878,284             1.3          Pharmaceuticals
General Electric Co.                           10,873,980             1.3          Diversified Operations
International Business Machines Corp.          10,091,925             1.2          Technology
Exxon Mobil Corp.                               9,909,700             1.2          Oil and Gas
Time Warner, Inc.                               9,130,825             1.1          Broadcasting and Media
Coca-Cola Co.                                   8,625,470             1.0          Food and Beverages
Bank of America Corp.                           7,110,012             0.9          Banking

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                         DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
                                                Value
    Shares                                    (Note 2)
--------------------------------------------------------
COMMON STOCK -- 93.3%
            ADVERTISING -- 0.7%
   199,500  Interpublic Group of Cos.,
              Inc.* ....................... $  3,112,200
    35,300  Omnicom Group, Inc. ...........    3,082,749
                                            ------------
                                               6,194,949
                                            ------------
            AEROSPACE -- 0.2%
     5,900  Moog, Inc. Class A* ...........      291,460
    40,500  Rockwell Collins, Inc. ........    1,216,215
                                            ------------
                                               1,507,675
                                            ------------
            AUTOMOTIVE -- 2.0%
     6,600  Aftermarket Technology Corp.* .       90,552
    20,900  Autoliv, Inc. .................      786,885
     5,500  Bayerische Motoren Werke AG* ..      254,951
     6,900  BorgWarner, Inc. ..............      586,983
    11,600  DaimlerChrysler AG ............      541,372
   169,300  Dana Corp. ....................    3,106,655
    29,000  General Motors Corp. ..........    1,548,600
   103,500  Honda Motor Co. Ltd.
              Sponsored ADR ...............    2,328,750
    18,300  Johnson Controls, Inc. ........    2,124,996
    15,900  Lear Corp. ....................      975,147
   111,000  Mitsubishi Motors Corp.* (L) ..      226,827
    67,000  Nissan Motor Co. Ltd. .........      765,214
    23,000  PACCAR, Inc. ..................    1,957,760
    10,200  Renault SA* ...................      703,759
    37,000  Suzuki Motor Corp. (L) ........      547,560
    10,500  Toyota Motor Corp. ............      354,670
     8,800  Visteon Corp. .................       91,608
                                            ------------
                                              16,992,289
                                            ------------
            BANKING -- 6.1%
    51,883  ABN AMRO Holdings NV* .........    1,213,963
    23,920  Australia and New Zealand
              Banking Group Ltd. ..........      318,638
    61,700  Banco Bilbao Vizcaya Argentaria
              SA (L) ......................      852,188
    88,400  Bank of America Corp. .........    7,110,012
   128,400  Bank One Corp. ................    5,853,756
    37,800  Barclays Plc ..................      337,155
    20,300  BNP Paribas SA* ...............    1,278,224
    79,200  Comerica, Inc. ................    4,439,952
     5,650  Community Trust Bancorp, Inc. .      170,630
    17,550  Corus Bankshares, Inc. ........      553,878
     7,242  Credit Suisse Group ...........      264,969
    51,000  DBS Group Holdings Ltd. ADR ++       441,441
     5,800  Deutsche Bank AG* .............      480,651
    33,000  DNB NOR ASA (L) ...............      220,238
     6,600  First Federal Capital Corp. ...      148,632
    14,200  Flagstar Bancorp., Inc. .......      304,164
    43,000  FleetBoston Financial Corp. ...    1,876,950
    22,900  ForeningsSparbanken AB ........      450,343
    10,350  Fremont General Corp. .........      175,018
    15,300  Golden West Financial Corp. ...    1,578,807
    12,100  GreenPoint Financial Corp. ....      427,372
    13,700  Hang Seng Bank Ltd. ...........      179,994
    36,700  Hibernia Corp. Class A ........      862,817
    12,000  Hudson United Bancorp .........      443,400
    42,400  Huntington Bancshares, Inc. ...      954,000
    25,050  IndyMac Bancorp, Inc. .........      746,239
    10,650  Irwin Financial Corp. (L) .....      334,410
     1,600  ITLA Capital Corp.* ...........       80,160
    59,000  KeyCorp .......................    1,729,880
     8,700  MBT Financial Corp. ...........      143,637
        20  Mitsubishi Tokyo Financial
              Group, Inc. .................      156,014
     6,415  National Australia Bank Ltd. ..      144,760
     4,500  National Bank of Canada .......      150,226

--------------------------------------------------------
                                                Value
    Shares                                    (Note 2)
--------------------------------------------------------
    41,356  New York Community Bancorp, Inc. $ 1,573,596
    12,500  Provident Bankshares Corp. (L)       368,000
     8,300  R & G Financial Corp. .........      330,340
    33,700  Royal Bank of Scotland Group Plc     993,004
     2,100  Societe Generale* .............      185,419
    34,900  Standard Chartered Plc ........      576,345
     7,300  Svenska Handelsbanken AB Class A     149,139
    37,610  Texas Capital Bancshares, Inc.*      543,916
     5,850  TriCo Bancshares ..............      184,626
    36,500  U.S. Bancorp ..................    1,086,970
    29,400  UniCredito Italiano S.p.A. ....      158,718
    18,800  UnionBanCal Corp. .............    1,081,752
    85,400  Wachovia Corp. ................    3,978,786
    62,300  Wells Fargo & Co. .............    3,668,847
    24,700  Westamerica Bancorp. ..........    1,227,590
                                            ------------
                                              50,529,566
                                            ------------
            BROADCASTING AND MEDIA-- 3.0%
     8,600  4Kids Entertainment, Inc.* ....      223,772
    55,380  Belo Corp. ....................    1,569,469
    39,000  Cox Communications, Inc. Class A*  1,343,550
    40,900  EchoStar Communications Corp.*     1,390,600
    42,100  Gannett Co., Inc. .............    3,753,636
   492,940  Liberty Media Corp. Class A* ..    5,861,057
    16,862  News Corp. Ltd. ...............      152,329
    53,700  Pearson Plc ...................      597,937
   507,550  Time Warner, Inc.* ............    9,130,825
    64,000  UnitedGlobalCom, Inc. Class A*       542,720
    32,550  World Wrestling Entertainment,
              Inc. ........................      426,405
                                            ------------
                                              24,992,300
                                            ------------
            CHEMICALS -- 0.7%
    71,900  Dow Chemical Co. ..............    2,988,883
     8,200  Nitto Denko Corp. .............      436,130
     9,900  Norsk Hydro ASA ...............      610,863
    36,950  Rohm & Haas Co. ...............    1,578,134
     2,900  Shin-Etsu Chemical Co. Ltd. ...      118,522
    47,000  Sumitomo Chemical Co. Ltd. ....      193,842
                                            ------------
                                               5,926,374
                                            ------------
            COMMERCIAL SERVICES-- 1.7%
    97,100  Accenture Ltd. Class A* .......    2,555,672
    16,000  Alliance Data Systems Corp.* ..      442,880
    20,600  Checkpoint Systems, Inc.* (L) .      389,546
    13,200  CSG Systems International,
              Inc.* (L) ...................      164,868
    21,900  Fluor Corp. ...................      868,116
     6,850  FTI Consulting, Inc.* .........      160,084
    20,750  Global Payments, Inc. .........      977,740
    13,700  Iron Mountain, Inc.* ..........      541,698
    14,200  ITT Educational Services, Inc.*      666,974
    15,500  John H. Harland Co. (L) .......      423,150
    34,480  Manpower, Inc. ................    1,623,318
     9,600  Maximus, Inc.* (L) ............      375,648
    46,360  NETGEAR, Inc.* (L) ............      741,296
    54,180  Plexus Corp.* .................      930,271
     6,700  Rent-A-Center, Inc.* ..........      200,196
    28,600  Rent-Way, Inc.* ...............      234,234
     5,000  SOURCECORP, Inc.* .............      128,150
    45,800  Tetra Tech, Inc.* .............    1,138,588
     5,500  United Stationers, Inc.* ......      225,060
    26,360  VERITAS Software Corp.* .......      979,538
     4,600  Wackenhut Corrections Corp.* ..      104,880
     3,000  Watson Wyatt & Co. Holdings* ..       72,450
                                            ------------
                                              13,944,357
                                            ------------


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            COMPUTER SERVICES AND SOFTWARE-- 4.6%
     3,850  Activision, Inc.* ............. $     70,070
    78,960  Adobe Systems, Inc. ...........    3,103,128
    12,600  ASML Holding NV* ..............      249,839
    35,270  Automatic Data Processing, Inc.    1,397,045
   163,910  Dell, Inc.* ...................    5,566,384
    28,900  Dendrite International, Inc.* (L)    452,863
    15,500  Diebold, Inc. .................      834,985
    47,490  Embarcadero Technologies, Inc.*      757,465
    70,950  EMC Corp.* ....................      916,674
    10,800  Epicor Software Corp.* ........      137,808
    61,650  Foundry Networks, Inc.* .......    1,686,744
    25,900  Gartner, Inc. Class A* (L) ....      292,929
    13,700  Hutchinson Technology, Inc.* (L)     421,138
     4,750  Hyperion Solutions Corp.* (L) .      143,165
    15,500  Intuit, Inc.* .................      820,105
     4,800  Kronos, Inc.* (L) .............      190,128
    40,668  Maxtor Corp.* .................      451,415
   518,100  Microsoft Corp. ...............   14,268,474
    11,600  Mobius Management Systems, Inc.*     146,740
    96,750  Network Appliance, Inc.* ......    1,986,277
     3,400  Progress Software Corp.* ......       69,564
     5,850  QAD, Inc.* ....................       71,721
     6,600  Rainbow Technologies, Inc.* ...       74,316
     3,800  Renaissance Learning, Inc.* ...       91,504
     2,600  SAP AG (L) ....................      436,667
     1,100  SAP AG Sponsored ADR ..........       45,716
     3,950  SERENA Software, Inc.* ........       72,482
     3,250  SS&C Technologies, Inc. .......       90,838
    40,800  SunGard Data Systems, Inc.* ...    1,130,568
    95,540  Symbol Technologies, Inc. .....    1,613,671
     5,500  Transaction Systems Architects,
              Inc.* .......................      124,465
     7,300  Tyler Technologies, Inc.* .....       70,299
                                            ------------
                                              37,785,187
                                            ------------
            CONSTRUCTION AND BUILDING MATERIALS -- 1.0%
    26,600  Bouygues SA ...................      930,060
     6,700  Brookfield Homes Corp. ........      172,659
    14,181  CRH Plc .......................      291,025
    13,100  D.R. Horton, Inc. .............      566,706
    32,100  Dycom Industries, Inc.* .......      860,922
       400  Granite Construction, Inc. ....        9,396
    18,106  Holcim Ltd. ...................      843,263
    15,190  Hughes Supply, Inc. ...........      753,728
     6,100  Lennar Corp. Class A ..........      585,600
    78,340  Masco Corp. ...................    2,147,299
     2,400  Ryland Group, Inc. ............      212,736
    41,000  Sekisui House Ltd. ............      423,505
     6,000  Tostem Inax Holding Corp. .....      115,891
    24,100  Washington Group International,
              Inc.* .......................      818,677
                                            ------------
                                               8,731,467
                                            ------------
            CONSUMER PRODUCTS -- 3.5%
    29,500  Avery Dennison Corp. ..........    1,652,590
     4,000  Fuji Photo Film Co. Ltd. ......      129,140
   128,300  Gillette Co. ..................    4,712,459
    23,600  Hasbro, Inc. ..................      502,208
    10,600  HON Industries, Inc. ..........      459,192
    35,300  Jarden Corp.* .................      965,102
    71,700  Kimberly-Clark Corp. ..........    4,236,753
     3,400  L'Oreal SA* ...................      278,759
   194,000  Li & Fung Ltd. ................      332,346
    22,500  Mohawk Industries, Inc.* ......    1,587,150
    41,900  Nike, Inc. Class B ............    2,868,474
    18,000  Nikon Corp. (L) ...............      271,419

--------------------------------------------------------
                                                Value
    Shares                                    (Note 2)
--------------------------------------------------------
     2,300  Nintendo Co. Ltd. ............. $    214,612
    21,800  Nu Skin Enterprises, Inc. (L) .      372,562
    36,000  Pactiv Corp.* .................      860,400
     7,450  Polaris Industries, Inc. ......      659,921
    50,860  Procter & Gamble Co. ..........    5,079,897
     4,600  Reckitt Benckiser Plc .........      104,087
    53,050  RPM International, Inc. .......      873,203
    13,600  Sherwin-Williams Co. ..........      472,464
     2,300  Stanley Furniture Co., Inc. ...       72,450
     9,600  Timberland Co. Class A* .......      499,872
    23,950  Toro Co. ......................    1,111,280
       900  Uni-Charm Corp. ...............       44,257
    62,400  Unilever Plc (L) ..............      581,708
     1,200  Winnebago Industries, Inc. ....       82,500
                                            ------------
                                              29,024,805
                                            ------------
            DIVERSIFIED OPERATIONS -- 5.1%
    46,980  3M Co. ........................    3,994,709
    31,600  ARAMARK Corp. Class B .........      866,472
   125,400  Bombardier, Inc. Class B (L) ..      530,809
    49,100  Brambles Industries Ltd. (L) ..      195,330
    89,400  Cendant Corp.* ................    1,990,938
    59,900  Centrica Plc ..................      226,256
    37,850  Crane Co. .....................    1,163,509
    93,600  First Data Corp. ..............    3,846,024
   351,000  General Electric Co. ..........   10,873,980
    20,500  Hutchison Whampoa Ltd. ........      151,170
    28,810  Ingersoll-Rand Co. Class A ....    1,955,623
    30,000  Mitsubishi Corp. ..............      318,000
   161,000  Nippon Steel Corp. ............      345,526
     2,050  Rofin-Sinar Technologies, Inc.*       70,848
    43,800  Smiths Group Plc ..............      518,283
    93,190  SPX Corp.* ....................    5,480,504
    28,900  Swire Pacific Ltd. Class A (L)       178,308
    48,500  Textron, Inc. .................    2,767,410
   118,500  Thermo Electron Corp.* ........    2,986,200
   134,000  Tyco International Ltd. .......    3,551,000
     4,900  Wesfarmers Ltd. ...............       97,798
                                            ------------
                                              42,108,697
                                            ------------
            ELECTRONICS -- 4.4%
    29,300  Actel Corp.* ..................      706,130
     3,500  Advantest Corp. ...............      277,596
   108,800  Altera Corp.* .................    2,469,760
    20,100  Ameren Corp. ..................      924,600
     7,700  Amphenol Corp. Class A ........      492,261
    32,400  Analog Devices, Inc.* .........    1,479,060
    96,580  Applied Materials, Inc.* ......    2,168,221
     3,500  Benchmark Electronics, Inc.* ..      121,835
    93,610  Cypress Semiconductor Corp.* (L)   1,999,510
    12,950  Diodes, Inc.* .................      246,050
    26,800  ESS Technology, Inc.* (L) .....      455,868
   101,330  Fairchild Semiconductor
              International, Inc.* ........    2,530,210
     4,700  FANUC Ltd. ....................      281,553
    13,300  FLIR Systems, Inc.* (L) .......      485,450
    85,920  GrafTech International Ltd.* ..    1,159,920
     3,000  Hirose Electric Co. Ltd. ......      344,313
    12,800  Infineon Technologies AG* (L) .      177,921
    61,260  Jabil Circuit, Inc.* ..........    1,733,658
   307,500  Johnson Electric Holdings Ltd.       392,118
       600  Keyence Corp. .................      126,472
    30,230  KLA-Tencor Corp.* .............    1,773,594
     6,200  Koninklijke (Royal) Philips
              Electronics NV ..............      181,042
    22,600  Linear Technology Corp. .......      950,782
    30,940  Merix Corp.* (L) ..............      758,958


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            ELECTRONICS -- (CONTINUED)
    27,160  MKS Instruments, Inc.* ........ $    787,640
     3,700  Murata Manufacturing Co. Ltd. .      199,897
   121,000  NEC Corp. .....................      890,818
       300  NEC Electronics Corp.* ........       21,947
    32,040  O2Micro International Ltd.* ...      717,696
    70,810  PMC-Sierra, Inc.* .............    1,426,822
     4,000  Rohm Co. Ltd. .................      468,788
    31,260  Rudolph Technologies, Inc.* ...      767,120
     5,014  Samsung Electronics Co. Ltd.
             GDR ++ .......................      948,936
   140,430  Sanmina-SCI Corp.* ............    1,770,822
     6,400  Siliconix, Inc.* ..............      292,480
     8,200  Sony Corp. (L) ................      283,867
     5,600  Standard Microsystems Corp.* ..      141,680
    11,500  STMicroelectronics NV* (L) ....      311,869
     7,500  Stoneridge, Inc.* .............      112,875
    81,925  Taiwan Semiconductor Manufacturing
              Co. Ltd. Sponsored ADR* .....      838,912
    64,850  Teradyne, Inc.* ...............    1,650,433
    12,300  Tokyo Electron Ltd. ...........      934,235
    16,000  Venture Corp. Ltd. ............      188,424
    38,700  Xilinx, Inc.* .................    1,499,238
                                            ------------
                                              36,491,381
                                            ------------
            ENERGY -- 1.9%
    13,400  American Electric Power Co., Inc.    408,834
    24,700  Cleco Corp. (L) ...............      444,106
    26,600  DPL, Inc. .....................      555,408
    24,300  Edison International* .........      532,899
    19,200  Energy East Corp. .............      430,080
    35,800  Entergy Corp. .................    2,045,254
    54,337  Exelon Corp. ..................    3,605,803
    17,100  Kansai Electric Power Co., Inc.      299,653
    28,900  MDU Resources Group, Inc. .....      688,109
    26,600  NUI Corp. (L) .................      428,792
    24,400  Pinnacle West Capital Corp. ...      976,488
    21,400  PPL Corp. .....................      936,250
   153,000  TXU Corp. .....................    3,629,160
    53,800  Xcel Energy, Inc. .............      913,524
                                            ------------
                                              15,894,360
                                            ------------
            ENTERTAINMENT AND LEISURE -- 0.1%
    13,500  Callaway Golf Co. (L) .........      227,475
     2,050  Carmike Cinemas, Inc.* ........       71,442
    22,300  Regal Entertainment Group (L) .      457,596
                                            ------------
                                                 756,513
                                            ------------
            FINANCIAL SERVICES-- 8.6%
     6,700  Affiliated Managers Group, Inc.*     466,253
     2,690  Aiful Corp. ...................      196,786
    54,550  Ambac Financial Group, Inc. ...    3,785,224
    19,400  American Capital Strategies
              Ltd. (L) ....................      576,762
    23,110  American Express Co. ..........    1,114,595
    47,350  BISYS Group, Inc.* ............      704,568
    35,700  Capital One Financial Corp. ...    2,188,053
    10,200  Certegy, Inc. .................      334,560
    20,100  CIT Group, Inc. ...............      722,595
   299,516  Citigroup, Inc. ...............   14,538,507
    27,200  Concord EFS, Inc.* ............      403,648
    49,733  Countrywide Financial Corp. ...    3,772,273
    21,000  Daiwa Securities Group, Inc. ..      142,848
     1,972  Deutsche Boerse AG ............      107,828
   136,100  Equifax, Inc. .................    3,334,450
     6,250  Euronet Worldwide, Inc.* ......      112,500
    86,100  Fannie Mae ....................    6,462,666
    28,600  Franklin Resources, Inc. ......    1,488,916
   112,100  Freddie Mac ...................    6,537,672

--------------------------------------------------------
                                                Value
    Shares                                    (Note 2)
--------------------------------------------------------
    24,800  Friedman, Billings, Ramsey
              Group, Inc. Class A ......... $    572,384
    30,250  Goldman Sachs Group, Inc. .....    2,986,582
    38,700  HBOS Plc ......................      501,234
    47,600  HSBC Holdings Plc* ............      748,157
    27,607  ING Groep NV ..................      643,862
    81,500  MBIA, Inc. ....................    4,827,245
    53,700  MBNA Corp. ....................    1,334,445
    92,600  Merrill Lynch & Co., Inc. .....    5,430,990
    63,900  Morgan Stanley ................    3,697,893
    40,000  Nikko Cordial Corp. ...........      222,824
    23,000  Nomura Holdings, Inc. .........      391,667
     6,500  Orix Corp. ....................      537,371
   136,350  Providian Financial Corp.* ....    1,587,114
     8,305  UBS AG ........................      568,776
                                            ------------
                                              71,041,248
                                            ------------
            FOOD AND BEVERAGES -- 3.3%
    15,500  Bunge Ltd. ....................      510,260
     3,800  Carrefour SA* .................      208,597
   169,960  Coca-Cola Co. .................    8,625,470
   164,630  Coca-Cola Enterprises, Inc. ...    3,600,458
    18,300  Compass Group Plc .............      124,488
    32,400  Cott Corp.* (L) ...............      907,524
     2,800  Groupe Danone* (L) ............      457,013
    26,750  Interstate Bakeries Corp. .....      380,652
     9,700  Koninklijke Numico NV* ........      268,071
    94,000  Kraft Foods, Inc. Class A .....    3,028,680
     8,950  Nash Finch Co. (L) ............      199,943
     3,709  Nestle SA .....................      926,688
    55,500  Pepsi Bottling Group, Inc. ....    1,341,990
    14,700  PepsiAmericas, Inc. ...........      251,664
    68,600  PepsiCo, Inc. .................    3,198,132
    24,300  Ruddick Corp. .................      434,970
    51,000  Safeway, Inc.* ................    1,117,410
    39,100  SUPERVALU, Inc. ...............    1,117,869
    37,037  Tesco Plc .....................      170,894
     3,500  Unilever NV ...................      228,904
    18,300  Woolworths Ltd. ...............      162,700
                                            ------------
                                              27,262,377
                                            ------------
            FORESTRY AND PAPER PRODUCTS -- 1.5%
    32,500  Abitibi-Consolidated, Inc. (L)       260,805
    33,200  Boise Cascade Corp. ...........    1,090,952
    16,700  Bowater, Inc. .................      773,377
   106,000  Georgia-Pacific Corp. .........    3,251,020
    17,100  Glatfelter ....................      212,895
    44,900  International Paper Co. .......    1,935,639
     8,350  Longview Fibre Co.* ...........      103,123
    16,126  Rayonier, Inc. ................      669,390
    27,000  Sumitomo Forestry Co. Ltd. ....      228,506
    16,300  Temple-Inland, Inc. ...........    1,021,521
     9,800  UPM-Kymmene Oyj ...............      186,902
    44,200  Weyerhaeuser Co. ..............    2,828,800
                                            ------------
                                              12,562,930
                                            ------------
            HEALTH SERVICES -- 1.4%
    43,000  Aetna, Inc. ...................    2,905,940
    28,100  Anthem, Inc.* .................    2,107,500
    23,450  Apria Healthcare Group, Inc.* .      667,622
    24,200  Humana, Inc.* .................      552,970
    45,430  Manor Care, Inc. ..............    1,570,515
    49,100  McKesson Corp. ................    1,579,056
    37,800  UnitedHealth Group, Inc. ......    2,199,204
    11,150  US Oncology, Inc.* ............      119,974
                                            ------------
                                              11,702,781
                                            ------------

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            HOTELS AND OTHER LODGING PLACES -- 0.0%#
     6,800  Accor SA (L) .................. $    307,921
                                            ------------
            INSURANCE -- 3.5%
    83,870  Aegon NV* .....................    1,240,912
     4,000  Allianz AG ....................      504,944
    46,479  American International Group,
              Inc. ........................    3,080,628
     3,750  AmerUs Group Co. ..............      131,137
     6,050  Arch Capital Group Ltd.* ......      241,153
    17,400  Arthur J. Gallagher & Co. .....      565,326
     5,300  Assicurazioni Generali S.p.A (L)     140,388
        63  Berkshire Hathaway, Inc.
              Class A* ....................    5,307,750
    46,000  Chubb Corp. ...................    3,132,600
    43,000  CIGNA Corp. ...................    2,472,500
    10,124  Fidelity National Financial,
              Inc. ........................      392,609
    57,000  Hartford Financial Services
              Group, Inc. .................    3,364,710
     8,700  LandAmerica Financial Group,
              Inc. (L) ....................      454,662
        23  Millea Holdings, Inc. .........      300,457
    51,000  Mitsui Sumitomo Insurance Co.
              Ltd. ........................      418,774
     3,342  Muenchener Rueckversicherungs-
              Gesellschaft AG .............      405,188
    33,900  Old Republic International Corp.     859,704
    14,550  Presidential Life Corp. .......      191,478
    19,800  Prudential Plc ................      167,390
    19,846  QBE Insurance Group Ltd. (L) ..      158,501
    25,200  Reinsurance Group of America,
              Inc. (L) ....................      973,980
    13,300  Sompo Japan Insurance, Inc. ...      109,334
    54,000  St. Paul Cos., Inc. ...........    2,141,100
     1,750  Stewart Information Services
              Corp. .......................       70,963
    15,851  Swiss Re ......................    1,070,191
    18,800  Torchmark Corp. ...............      856,152
                                            ------------
                                              28,752,531
                                            ------------
            INTERNET SERVICES-- 1.1%
   106,700  CNET Networks, Inc.* (L) ......      727,694
     4,250  Digital River, Inc.* ..........       93,925
    38,590  F5 Networks, Inc.* ............      968,609
     6,400  j2 Global Communications, Inc.*      158,528
    54,800  Secure Computing Corp.* (L) ...      981,468
     4,650  Sohu.com, Inc.* ...............      139,547
    90,160  Symantec Corp.* ...............    3,124,044
    10,300  United Online, Inc.* ..........      172,937
   125,830  VeriSign, Inc.* ...............    2,051,029
    19,650  WebEx Communications, Inc.* (L)      394,965
        24  Yahoo Japan Corp.* (L) ........      322,478
                                            ------------
                                               9,135,224
                                            ------------
            MACHINERY AND EQUIPMENT -- 0.7%
    13,450  Albany International Corp.
              Class A .....................      455,955
     5,000  Briggs & Stratton Corp. .......      337,000
     8,200  Caterpillar, Inc. .............      680,764
    13,370  Deere & Co. ...................      869,719
     5,300  Flowserve Corp.* ..............      110,664
    30,900  Graco, Inc. ...................    1,239,090
     5,000  Lincoln Electric Holdings, Inc.      123,700
     1,100  Nidec Corp. (L) ...............      105,001
     4,700  Sandvik AB (L) ................      161,995
     5,300  Schneider Electric SA .........      346,960
     3,400  SMC Corp. .....................      423,215
    26,300  Terex Corp.* ..................      749,024
     5,050  Watsco, Inc. ..................      114,787
                                            ------------
                                               5,717,874
                                            ------------
            MANUFACTURING -- 0.9%
    28,200  Assa Abloy AB Class B .........      335,094
    57,100  Emerson Electric Co. ..........    3,697,225
     1,650  NACCO Industries, Inc. ........      147,642

--------------------------------------------------------
                                                Value
    Shares                                    (Note 2)
--------------------------------------------------------
    36,100  National Semiconductor Corp.* . $  1,422,701
    10,600  Pentair, Inc. .................      484,420
    10,300  Siemens AG (L) ................      824,987
     9,400  ThyssenKrupp AG ...............      185,795
    84,000  Toray Industries, Inc. ........      351,143
                                            ------------
                                               7,449,007
                                            ------------
            MEDICAL PRODUCTS -- 4.8%
     8,100  Advanced Medical Optics,
             Inc.* (L) ....................      159,165
    64,800  ALARIS Medical Systems, Inc.* .      985,608
    16,350  Amgen, Inc.* ..................    1,010,430
    21,050  Applera Corp. - Celera Genomics
              Group* ......................      292,805
     9,900  Bausch & Lomb, Inc. ...........      513,810
   115,500  Baxter International, Inc. ....    3,525,060
    23,000  Beckman Coulter, Inc. .........    1,169,090
    30,500  Becton, Dickinson & Co. .......    1,254,770
    21,880  Boston Scientific Corp.* ......      804,309
     5,200  Cerner Corp.* .................      196,820
     6,000  Diagnostic Products Corp. (L) .      275,460
     5,300  Essilor International SA ......      274,092
    15,160  Forest Laboratories, Inc.* ....      936,888
    21,580  Gen-Probe, Inc.* ..............      787,023
    60,900  Genzyme Corp.* ................    3,004,806
    61,500  Guidant Corp. .................    3,702,300
     3,400  Hoya Corp. ....................      312,177
    58,200  IMS Health, Inc. ..............    1,446,852
    89,200  Incyte Corp.* (L) .............      610,128
    66,000  Johnson & Johnson .............    3,409,560
    70,000  Laboratory Corp. of America
              Holdings* ...................    2,586,500
    12,540  Martek Biosciences Corp.* (L) .      814,724
    19,930  Medtronic, Inc. ...............      968,797
    21,000  Per-Se Technologies, Inc.* (L)       320,460
    63,000  PerkinElmer, Inc. .............    1,075,410
     4,100  PolyMedica Corp. ..............      107,871
    80,240  PSS World Medical, Inc.* ......      968,497
     1,550  Quality Systems, Inc.* ........       69,114
    24,500  Quest Diagnostics, Inc.* ......    1,791,195
    10,000  Respironics, Inc.* ............      450,900
    31,500  Sanofi-Synthelabo SA ..........    2,372,036
    21,000  Smith & Nephew Plc ............      176,407
     3,800  Sybron Dental Specialities,
              Inc.* .......................      106,780
       206  Synthes-Stratec, Inc. .........      203,876
    13,050  Telik, Inc.* (L) ..............      300,280
     8,000  VISX, Inc.* ...................      185,200
    28,800  Waters Corp.* .................      955,008
    24,130  Zimmer Holdings, Inc.* ........    1,698,752
                                            ------------
                                              39,822,960
                                            ------------
            METALS AND MINING -- 0.6%
     4,900  Alcan, Inc. ...................      229,671
    23,560  Alcoa, Inc. ...................      895,280
     8,100  Anglo American Plc ............      175,018
    23,462  BHP Billiton Ltd. .............      215,488
    72,567  BHP Billiton Plc ..............      633,943
    15,850  Carpenter Technology Corp. ....      468,684
     4,800  Commercial Metals Co. .........      145,920
     4,000  Companhia Vale do Rio Doce ADR       234,000
     5,000  Companhia Vale do Rio Doce
              Sponsored ADR ...............      257,550
     5,700  Inco Ltd.* ....................      227,824
     8,500  Placer Dome, Inc. (L) .........      152,405
    10,100  Precision Castparts Corp. .....      458,641
     7,419  Stillwater Mining Co.* ........       71,000
    55,000  WMC Resources Ltd.* ...........      233,305
    23,600  Xstrata Plc ...................      266,161
                                            ------------
                                               4,664,890
                                            ------------

                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            OIL AND GAS -- 5.6%
   141,000  BG Group Plc .................. $    723,792
    30,700  Burlington Resources, Inc. ....    1,700,166
    17,300  Chesapeake Energy Corp. (L) ...      234,934
    58,211  ChevronTexaco Corp. ...........    5,028,848
    97,819  ConocoPhillips ................    6,413,992
    78,690  Devon Energy Corp. ............    4,505,789
    20,350  Eni S.p.A. (L) ................      384,001
   241,700  Exxon Mobil Corp. .............    9,909,700
   101,500  Halliburton Co. ...............    2,639,000
    22,700  Kerr-McGee Corp. ..............    1,055,323
     2,762  L'Air Liquide SA ..............      487,740
    89,000  Marathon Oil Corp. ............    2,945,010
    43,000  Occidental Petroleum Corp. ....    1,816,320
     5,218  Patina Oil & Gas Corp. (L) ....      255,630
    44,600  Praxair, Inc. .................    1,703,720
     9,600  Repsol YPF, SA (L) ............      187,205
    35,800  Royal Dutch Petroleum Co. .....    1,887,538
     3,500  Royal Dutch Petroleum Co.
              NY Shares ...................      183,365
     2,500  Sasol .........................       35,580
    48,700  Statoil ASA ...................      547,187
     6,000  Stone Energy Corp.* ...........      254,700
    12,800  Suncor Energy, Inc. (L) .......      321,919
     5,200  Tesoro Petroleum Corp.* .......       75,764
    33,000  Unocal Corp. ..................    1,215,390
     7,700  Valero Energy Corp. ...........      356,818
    36,100  Vintage Petroleum, Inc. .......      434,283
    27,000  Weatherford International Ltd.*      972,000
       900  YUKOS ADR .....................       38,340
                                            ------------
                                              46,314,054
                                            ------------
            PHARMACEUTICALS -- 7.3%
     4,150  aaiPharma, Inc.* ..............      104,248
   134,100  Abbott Laboratories ...........    6,249,060
    17,400  Abgenix, Inc.* (L) ............      216,804
    11,880  AstraZeneca Plc ...............      569,957
    42,670  AstraZeneca Plc (Stockholm
              Registered) .................    2,078,556
    25,460  Barr Pharmaceuticals, Inc.* ...    1,959,147
    38,650  BioMarin Pharmaceutical,
              Inc.* (L) ...................      300,272
    21,300  Celgene Corp.* ................      958,926
    14,800  Cephalon, Inc.* (L) ...........      716,468
     7,800  Connetics Corp.* (L) ..........      141,648
    16,500  CV Therapeutics, Inc.* (L) ....      241,890
    61,800  Eli Lilly & Co. ...............    4,346,394
    73,400  Gilead Sciences, Inc.* ........    4,267,476
     6,100  GlaxoSmithKline Plc ...........      139,775
     7,650  ILEX Oncology, Inc.* ..........      162,563
   116,500  King Pharmaceuticals, Inc.* ...    1,777,790
     8,200  Kos Pharmaceuticals, Inc.* (L)       352,928
    87,308  Medco Health Solutions, Inc.* .    2,967,599
    42,100  Merck & Co., Inc. .............    1,945,020
    29,324  Novartis AG ...................    1,331,346
     4,100  Novo Nordisk A/S Class B ......      167,038
    19,150  NPS Pharmaceuticals, Inc.* (L)       588,671
    53,000  Omnicare, Inc. ................    2,140,670
     2,200  OSI Pharmaceuticals, Inc.* (L)        70,862
    26,700  Perrigo Co. ...................      419,724
   307,905  Pfizer, Inc. ..................   10,878,284
    22,000  Pharmaceutical Resources, Inc.*    1,433,300
    33,900  Regeneron Pharmaceuticals,
              Inc.* (L) ...................      498,669
     4,900  Roche Holding AG ..............      494,259
    18,000  Sankyo Co. Ltd. ...............      338,434
   199,200  Schering-Plough Corp. .........    3,464,088
       307  Serono SA .....................      218,940
    31,000  Shionogi & Co. Ltd. ...........      577,363

--------------------------------------------------------
                                                Value
    Shares                                    (Note 2)
--------------------------------------------------------
    17,670  Taro Pharmaceutical Industries
              Ltd.* ....................... $  1,139,715
     5,100  Trimeris, Inc.* ...............      106,998
   121,830  Watson Pharmaceuticals, Inc.* .    5,604,180
    33,900  Wyeth .........................    1,439,055
     5,000  Yamanouchi Pharmaceutical Co.
              Ltd. ........................      155,361
     2,200  ZymoGenetics, Inc.* ...........       34,100
                                            ------------
                                              60,597,578
                                            ------------
            PRINTING AND PUBLISHING-- 0.2%
     3,000  Dai Nippon Printing Co. Ltd. ..       42,129
     8,350  Information Holdings, Inc.* ...      184,535
     6,900  Reed Elsevier NV ..............       85,728
    14,800  Reed Elsevier Plc .............      123,795
    17,968  Singapore Press Holdings Ltd. .      199,962
    12,000  Thomson Corp. .................      435,000
    11,500  Thomson Corp. (Toronto Registered)
              (L) .........................      418,975
     6,548  VNU NV ........................      206,896
                                            ------------
                                               1,697,020
                                            ------------
            REAL ESTATE -- 0.8%
     7,050  American Home Mortgage
              Investment Corp. ............      158,695
     5,400  CBL & Associates Properties, Inc.    305,100
    31,000  Cheung Kong (Holdings) Ltd. ...      246,567
    13,550  Equity Inns, Inc. .............      122,627
    53,800  General Growth Properties, Inc.    1,492,950
     7,100  Glenborough Realty Trust, Inc.       141,645
   171,000  Hang Lung Properties Ltd. (L) .      219,157
    77,000  HongKong Land Holdings Ltd. ...      130,900
    22,700  iStar Financial, Inc. .........      883,030
     5,250  Koger Equity ..................      109,883
    21,150  LaSalle Hotel Properties ......      392,333
    11,300  Mack-Cali Realty Corp. ........      470,306
    53,000  Mitsubishi Estate Co. Ltd. ....      502,454
    26,000  Mitsui Fudosan Co. Ltd. .......      234,842
     4,750  Novastar Financial, Inc. ......      204,060
     3,350  Parkway Properties, Inc. ......      139,360
    14,700  Reckson Associates Realty Corp.      357,210
     4,600  Redwood Trust, Inc. ...........      233,910
     9,300  Senior Housing Properties Trust      160,239
    16,000  Sun Hung Kai Properties Ltd. ..      132,413
                                            ------------
                                               6,637,681
                                            ------------
            RESTAURANTS -- 0.9%
    24,850  Applebee's International, Inc.       975,859
     3,150  CEC Entertainment, Inc.* ......      149,279
   145,300  McDonald's Corp. ..............    3,607,799
    44,450  Starbucks Corp.* ..............    1,469,517
    35,750  Yum! Brands, Inc.* ............    1,229,800
                                            ------------
                                               7,432,254
                                            ------------
            RETAIL -- 4.7%
    24,000  Aeon Co. Ltd. .................      803,956
    30,300  Aeropostale, Inc.* ............      830,826
    14,500  Best Buy Co., Inc. ............      757,480
     5,150  Big 5 Sporting Goods Corp.* ...      107,892
    48,700  BJ's Wholesale Club, Inc.* ....    1,118,152
     6,900  Brown Shoe Co., Inc. ..........      261,717
    25,500  Chico's FAS, Inc.* ............      942,225
    34,300  Claire's Stores, Inc. .........      646,212
    72,300  CVS Corp. .....................    2,611,476
    79,400  Dollar General Corp. ..........    1,666,606
    56,600  Federated Department Stores,
              Inc. ........................    2,667,558
     6,750  Finish Line, Inc.* ............      202,297
    39,700  Foot Locker, Inc. .............      930,965
   150,600  Gap, Inc. .....................    3,495,426


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
                                                  Value
    Shares                                      (Note 2)
--------------------------------------------------------
COMMON STOCK -- (CONTINUED)
            RETAIL -- (CONTINUED)
    11,250  Goody's Family Clothing, Inc. . $    105,300
    25,200  Home Depot, Inc. ..............      894,348
    24,400  Industria de Diseno Textil SA (L)    495,510
    19,740  Jos. A. Bank Clothiers, Inc.* (L)    684,781
   104,870  Lowe's Cos., Inc. .............    5,808,749
     3,800  Metro AG (L) ..................      167,520
    14,200  Michaels Stores, Inc. .........      627,640
    53,070  Pacific Sunwear of California,
              Inc.* .......................    1,120,838
    12,050  Party City Corp.* .............      152,915
     2,000  Shimamura Co. Ltd. ............      135,859
     6,300  ShopKo Stores, Inc.* ..........       96,075
    12,200  Stage Stores, Inc.* ...........      340,380
    89,280  Staples, Inc.* ................    2,437,344
    23,400  Target Corp. ..................      898,560
    71,570  TJX Cos., Inc. ................    1,578,119
    23,850  Tractor Supply Co.* ...........      927,527
    79,320  Wal-Mart Stores, Inc. .........    4,207,926
    45,340  Williams-Sonoma, Inc.* ........    1,576,472
     1,350  Zale Corp.* ...................       71,820
                                            ------------
                                              39,370,471
                                            ------------
            TECHNOLOGY -- 4.7%
     1,750  ANSYS, Inc.* ..................       69,475
     6,000  Canon, Inc. ...................      279,369
    28,900  CDW Corp. .....................    1,669,264
   468,110  Cisco Systems, Inc.* ..........   11,370,392
    32,700  Citrix Systems, Inc.* .........      693,567
   218,850  Intel Corp. ...................    7,046,970
   108,890  International Business Machines
              Corp. .......................   10,091,925
    61,460  Ixia* .........................      719,082
    42,400  Macromedia, Inc.* .............      756,416
     8,000  Ricoh Co. Ltd. ................      157,880
     4,600  ScanSource, Inc.* (L) .........      209,852
    28,400  Tech Data Corp.* ..............    1,127,196
   166,800  Texas Instruments, Inc. .......    4,900,584
                                            ------------
                                              39,091,972
                                            ------------
            TELECOMMUNICATIONS -- 5.7%
    14,400  America Movil SA de CV, Series
              L ADR .......................      393,696
     8,050  Aspect Communications Corp.* ..      126,868
   144,540  AT&T Corp. ....................    2,934,162
    16,900  BCE, Inc. (L) .................      377,953
   106,800  CenturyTel, Inc. ..............    3,483,816
    50,000  China Mobile (Hong Kong) Ltd. .      153,601
   246,000  Citizens Communications Co.* ..    3,055,320
    87,972  Comcast Corp. Class A* ........    2,891,640
    74,800  Comcast Corp., Special Class A*    2,339,744
     3,500  Comtech Telecommunications Corp.*    101,045
    35,770  Comverse Technology, Inc.* ....      629,194
   193,700  Corning, Inc.* ................    2,020,291
    19,450  Digi International, Inc.* .....      186,720
    13,700  France Telecom SA* (L) ........      391,577
     6,600  Inter-Tel, Inc. (L) ...........      164,868
    97,300  Koninklijke (Royal) KPN NV* ...      751,105
   275,800  Motorola, Inc. ................    3,880,506
    53,800  National Grid Transco Plc .....      385,483
   130,300  Nextel Communications, Inc.
              Class A* ....................    3,656,218
    36,100  Nokia Oyj .....................      624,282
   206,300  Nokia Oyj Sponsored ADR .......    3,507,100
    19,900  Plantronics, Inc.* ............      649,735
    14,350  Primus Telecommunications Group,
              Inc.* .......................      146,083
    52,400  PTEK Holdings, Inc.* (L) ......      461,644
   145,780  RF Micro Devices, Inc.* (L) ...    1,465,089

--------------------------------------------------------
                                                Value
    Shares                                    (Note 2)
--------------------------------------------------------
    19,250  Rural Cellular Corp. Class A* . $    153,037
    62,500  SBC Communications, Inc. ......    1,629,375
     4,750  SeaChange International, Inc.*        73,150
    17,700  SES Global ....................      178,607
   723,999  Singapore Telecommunications Ltd.    835,564
   131,400  Sprint Corp. ..................    2,157,588
     2,506  Swisscom AG ...................      826,722
    27,700  TALK America Holdings, Inc.* (L)     319,104
     1,600  TDC A/S .......................       57,732
    34,320  Tekelec* ......................      533,676
    42,130  Telefonica, SA* ...............      618,559
     9,800  Telefonos de Mexico, SA de CV,
              Series L Sponsored ADR ......      323,694
    11,800  Telus Corp. Non-Voting Shares .      220,979
    22,152  Verizon Communications, Inc. ..      777,092
    22,600  Vivendi Universal SA* (L) .....      549,321
 1,163,868  Vodafone Group Plc ............    2,885,656
        40  Vodafone Holdings K. K. .......      107,120
    15,250  Westell Technologies, Inc.* ...       96,228
                                            ------------
                                              47,120,944
                                            ------------
            TRANSPORTATION -- 1.4%
    12,700  Alexander & Baldwin, Inc. .....      427,863
     6,250  Arkansas Best Corp. ...........      196,187
    54,600  Burlington Northern Santa Fe
              Corp. .......................    1,766,310
    20,500  CNF, Inc. .....................      694,950
    39,000  CSX Corp. .....................    1,401,660
    43,000  FedEx Corp. ...................    2,902,500
    44,030  Ryder System, Inc. ............    1,503,624
    20,000  Singapore Airlines Ltd. .......      131,897
     6,400  TPG NV* .......................      149,909
    20,500  Union Pacific Corp. ...........    1,424,340
    13,690  United Parcel Service, Inc.
              Class B .....................    1,020,590
     4,750  United Rentals, Inc.* .........       91,485
                                            ------------
                                              11,711,315
                                            ------------
            WASTE MANAGEMENT -- 0.6%
   117,400  Republic Services, Inc. .......    3,008,962
    68,600  Waste Management, Inc. ........    2,030,560
                                            ------------
                                               5,039,522
                                            ------------
            Total Common Stock
              (Cost $686,583,041) .........  774,312,474
                                            ------------
 Principal
  Amount+
 ---------
CORPORATE FIXED INCOME SECURITIES -- 0.1%
            FINANCIAL SERVICES -- 0.1%
$3,000,000  SMFG Finance Ltd.
              2.250% due 07/11/2005 .......       51,033
27,000,000  SMFG Finance Ltd.
              2.250% due 07/11/2005++ .....      255,085
                                            ------------
                                                 306,118
                                            ------------
            Total Corporate Fixed Income
              Securities
              (Cost $244,166) .............      306,118
                                            ------------
  Shares
 ---------
EXCHANGE TRADED FUNDS -- 5.4%
   187,500  iShares Russell 2000 Index
              Fund (L) ....................   20,775,000
   218,200  SPDR Trust Series 1 ...........   24,283,478
                                            ------------
            Total Exchange Traded Funds
              (Cost $43,881,796) ..........   45,058,478
                                            ------------


                 See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT GROWTH FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
   Principal                                      Value
    Amount                                      (Note 2)
--------------------------------------------------------
REPURCHASE AGREEMENTS -- 1.7% (Cost $14,308,000)
$14,308,000   Agreement dated 12/31/2003 with
                State Street Bank, 0.650% to be
                repurchased at $14,308,517 on
                01/02/2004, collateralized by
                $975,000 Federal National Mortgage
                Association 1.875% due 02/15/2005,
                Market Value $985,866; $690,000
                Federal Home Loan Mortgage Corporation
                2.500% due 04/21/2006, market value
                $695,175; $7,370,000 Federal Home Loan
                Bank 1.400% due 06/17/2005, Market
                Value $7,344,603; $4,865,000 Federal
                National Mortgage Association 4.625%
                due 08/13/2004, Market Value
                $5,049,578; $540,000 Federal
                National Mortgage Association
                1.670% due 05/26/2005, Market Value
                $541,003 .................. $ 14,308,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $745,017,003) ..........   100.5%   833,985,070

OTHER ASSETS AND
   LIABILITIES (NET) ............    (0.5)%   (4,171,237)
                                    -----   ------------
NET ASSETS ......................   100.0%  $829,813,833
                                    =====   ============
SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (Cost $28,012,366) (Note 2) ............ $ 28,012,366
                                            ============

---------------------------
*   Non-income producing security.
(L) Securities lending -- securities in whole or in part on loan at December 31, 2003.
+ Principal amount is stated in the currency of the country in which the security is denominated.
++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $1,645,462 or 0.20% of net assets.
#   Amount is less than 0.1%.
    Abbreviations:
GDR  -- Global Depositary Receipt
ADR  -- American Depositary Receipt

                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
   Principal                                      Value
    Amount                                      (Note 2)
--------------------------------------------------------
CORPORATE FIXED INCOME SECURITIES -- 27.0%
$1,900,000  Alcoa, Inc.
              6.500% due 06/15/2018 ....... $  2,151,712
 1,900,000  Alliance Capital Management
              5.625% due 08/15/2006 .......    2,026,549
            American General Finance
 1,000,000    5.875% due 07/14/2006 .......    1,079,765
 3,900,000    6.100% due 05/22/2006 .......    4,221,122
 2,925,000  Bank of America Corp.
              6.875% due 02/15/2005 .......    3,086,644
 5,000,000  Bank of New York
              4.140% due 08/02/2007 .......    5,120,200
 2,500,000  BellSouth Telecommunications, Inc.
              6.375% due 06/01/2028 .......    2,618,485
 3,780,000  Bottling Group LLC
              5.000% due 11/15/2013(L) ....    3,837,135
 1,125,000  BRE Properties, Inc.
              7.125% due 02/15/2013 .......    1,261,999
 3,800,000  Burlington North Santa Fe
              6.750% due 07/15/2011 .......    4,314,148
 2,500,000  Carolina Power & Light
              6.500% due 07/15/2012 .......    2,771,510
 5,250,000  Citigroup, Inc.
              6.750% due 12/01/2005 .......    5,706,099
            Coca-Cola Enterprises
 1,250,000    6.950% due 11/15/2026 .......    1,429,772
10,000,000    7.013% due 06/20/2020(b) ....    3,717,310
 1,375,000  Conoco Funding Co.
              5.450% due 10/15/2006 .......    1,476,186
 1,800,000  Delphi Automotive Systems Corp.
              6.125% due 05/01/2004 .......    1,826,458
 3,000,000  Dominion Resources, Inc.
              7.625% due 07/15/2005 .......    3,242,217
 1,265,000  Duke Realty Corp.
              7.050% due 03/01/2006(a) ....    1,366,152
            EOP Operating LP
 3,150,000    6.500% due 06/15/2004 .......    3,219,817
 1,600,000    6.800% due 01/15/2009 .......    1,796,470
 3,975,000  Equity Residential Properties
              6.875% due 11/01/2004 .......    4,140,618
 2,114,155  FedEx Corp.
              6.720% due 01/15/2022 .......    2,360,507
 5,000,000  First Security Corp.
              7.000% due 07/15/2005 .......    5,383,375
 1,950,000  Firstar Bank
              7.125% due 12/01/2009 .......    2,249,994
            Ford Motor Credit Co.
 2,750,000    5.800% due 01/12/2009 .......    2,835,159
 1,275,000    7.000% due 10/01/2013 .......    1,347,097
 3,250,000  General Electric Capital Corp.
              4.250% due 12/01/2010 .......    3,238,709
 2,970,000  General Motors Acceptance Corp.
              6.875% due 09/15/2011 .......    3,203,873
            General Motors Corp.
   975,000    7.200% due 01/15/2011(L) ....    1,073,490
   615,000    8.800% due 03/01/2021 .......      713,954
 1,400,000  Georgia Power Co.
              6.200% due 02/01/2006 .......    1,510,274
 1,750,000  Household Finance Corp.
              6.400% due 06/17/2008 .......    1,942,138
            International Lease Finance Corp.
 3,000,000    5.540% due 03/21/2005 .......    3,124,938
 2,000,000    5.950% due 06/06/2005 .......    2,112,086
 1,070,000  International Paper Co.
              6.500% due 11/15/2007 .......    1,173,972
            May Department Stores Co.
 4,575,000    6.900% due 01/15/2032(L) ....    4,943,269
   675,000    7.450% due 09/15/2011(L) ....      782,098

--------------------------------------------------------
   Principal                                      Value
    Amount                                      (Note 2)
--------------------------------------------------------
$5,000,000  Merrill Lynch & Co.
              5.360% due 02/01/2007 ....... $  5,381,810
 3,525,000  Morgan Stanley
              3.625% due 04/01/2008 .......    3,533,421
 3,250,000  National City Corp.
              6.875% due 05/15/2019 .......    3,760,851
 2,500,000  Nationwide Life
              5.350% due 02/15/2007++ .....    2,693,295
 1,120,000  Pacific Bell
              6.625% due 11/01/2009 .......    1,268,061
 3,480,000  PNC Funding Corp.
              6.125% due 02/15/2009 .......    3,837,194
 1,500,000  Progress Energy, Inc.
              7.750% due 03/01/2031 .......    1,754,241
            Sprint Capital Corp.
 1,750,000    6.875% due 11/15/2028 .......    1,713,709
 2,000,000    7.625% due 01/30/2011 .......    2,245,600
 4,000,000  Suntrust Banks, Inc.
              6.000% due 02/15/2026 .......    4,289,248
 3,000,000  Time Warner, Inc.
              7.625% due 04/15/2031 .......    3,474,222
 2,500,000  USAA Capital Corp.
              5.591% due 12/20/2006++ .....    2,725,880
 1,825,000  Washington Mutual, Inc.
              7.500% due 08/15/2006 .......    2,040,007
 2,300,000  Weyerhaeuser Co.
              7.375% due 03/15/2032 .......    2,508,569
                                            ------------
            Total Corporate Fixed Income Securities
              (Cost $130,513,050) .........  139,631,409
                                            ------------
MORTGAGE BACKED SECURITIES -- 36.9%
            FEDERAL HOME LOAN MORTGAGE CORPORATION
           (FHLMC)-- 10.0%
 6,659,271  4.500% due 06/01/2033
              to 10/01/2033 ...............    6,380,414
 8,897,305  5.000% due 09/15/2018
              to 09/01/2033 ...............    8,952,040
 6,369,365  5.500% due 11/01/2033 .........    6,451,558
 7,686,994  6.000% due 04/01/2014
              to 05/15/2017 ...............    8,134,505
 9,924,036  6.500% due 02/15/2030
              to 09/25/2043 ...............   10,429,920
 5,668,473  6.978% due 10/01/2010 .........    6,464,893
 4,419,930  7.000% due 02/25/2043 .........    4,765,237
       236  8.000% due 05/01/2006 .........          249
                                            ------------
                                              51,578,816
                                            ------------
            FEDERAL NATIONAL MORTGAGE ASSOCIATION
              (FNMA) -- 26.9%
 6,138,313  3.950% due 07/01/2013 .........    5,814,304
 5,409,235  4.000% due 11/01/2018 .........    5,279,076
 4,859,999  4.500% due 08/01/2033 .........    4,654,477
 5,230,000  5.500% due 07/25/2042 .........    5,481,450
37,525,751  6.000% due 12/01/2013
              to 11/01/2033 ...............   39,377,997
 4,183,895  6.140% due 04/01/2009 .........    4,566,535
 2,180,924  6.230% due 01/01/2008 .........    2,367,978
31,063,001  6.500% due 06/01/2017
              to 12/25/2042 ...............   32,899,132
 9,638,823  7.000% due 06/01/2032
              to 01/25/2048 ...............   10,350,235
 1,446,482  7.010% due 11/01/2008 .........    1,630,265
 4,687,991  7.070% due 11/01/2006 .........    5,095,240
 8,542,917  7.500% due 05/01/2027
              to 05/25/2042 ...............    9,277,395
 5,382,925  7.527% due 04/01/2010 .........    6,249,568
 2,279,783  7.740% due 06/01/2007 .........    2,553,670
 3,099,787  8.000% due 04/18/2027 .........    3,344,084
                                            ------------
                                             138,941,406
                                            ------------
            Total Mortgage Backed Securities
              (Cost $187,798,668) .........  190,520,222
                                            ------------

                See accompanying notes to financial statements.

PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                            NEW COVENANT INCOME FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
   Principal                                      Value
    Amount                                      (Note 2)
--------------------------------------------------------
ASSET-BACKED SECURITIES -- 10.4%
$3,200,000  Commercial Mortgage Pass-through
              Certificate Series 2000-C1,
              Class A2
              7.416% due 08/15/2033 ....... $  3,708,866
 3,780,000  Country Wide Home Loan
              Series 2002-22, Class A20
              6.250% due 10/25/2032 .......    3,884,759
 6,660,000  Discover Card Master Trust I
              Series 1995-1, Class A
              1.443% due 02/16/2007(a) ....    6,671,027
 5,000,000  Ford Credit Floorplan Master
              Owner Trust Series 2001-1
              Class A(a)
              1.253% due 07/17/2006 .......    5,005,121
 5,095,000  Goldman Sachs Mortgage Securities
              Corp. II Series 2003-C1
              Class A3
              4.608% due 01/10/2040 .......    5,030,903
 4,690,000  JP Morgan Chase Commercial
              Mortgage Securities Corp.
              Series 2001-CIB2, Class A2
              6.244% due 04/15/2035 .......    5,155,816
 4,305,268  Lehman Brothers-UBS Commercial
              Mortgage Trust Series 2000-C4,
              Class A1
              7.180% due 09/15/2019 .......    4,775,985
 4,720,000  Lehman Brothers-UBS Commercial
              Mortgage Trust Series 2001-C2
              Class A2
              6.653% due 11/15/2027 .......    5,338,669
 2,815,000  Morgan Stanley Capital I,
              Series 2002-IQ2, Class A3
              5.520% due 12/15/2035 .......    3,001,072
 5,865,000  Residential Asset Mortgage
              Products, Inc. Series 2002-RS3,
              Class AI5
              5.572% due 06/25/2032 .......    6,142,900
 1,800,655  Residential Asset Mortgage
              Products, Inc. Series 2002-RZ2,
              Class A3
              4.980% due 09/25/2028 .......    1,801,885
 3,482,833  Wells Fargo Mortgage Backed
              Securities Trusts Series
              2002-9, Class A7
              6.250% due 06/25/2032 .......    3,509,799
                                            ------------
            Total Asset-Backed Securities
              (Cost $53,457,939) ..........   54,026,802
                                            ------------
U.S.TREASURY OBLIGATIONS -- 16.7%
            U.S. TREASURY BONDS -- 11.8%
11,055,000  5.000% due 08/15/2011(L) ......   11,834,035
44,550,000  6.000% due 02/15/2026(L) ......   49,417,444
                                            ------------
                                              61,251,479
                                            ------------
            U.S. TREASURY NOTES -- 4.9%
 4,565,000  2.625% due 05/15/2008(L) ......    4,497,776
20,465,000  2.375% due 08/15/2006(L) ......   20,581,732
                                            ------------
                                              25,079,508
                                            ------------
            Total U.S. Treasury Obligations
              (Cost $87,363,585) ..........   86,330,987
                                            ------------

--------------------------------------------------------
                                                Value
    Shares                                    (Note 2)
--------------------------------------------------------
CLOSED END INVESTMENT COMPANIES -- 1.2%
   372,400  BlackRock Income Opportunity
              Trust, Inc. .................  $ 4,122,468
   328,200  MFS Government Markets
             Income Trust .................    2,225,196
                                            ------------
            Total Closed End Investment
              Companies
              (Cost $5,727,102) ...........    6,347,664
                                            ------------
 Principal
  Amount
 ---------
REPURCHASE AGREEMENTS -- 6.9% (Cost $35,592,000)
$35,592,000   Agreement dated 12/31/2003 with
                State Street Bank, 0.650% to be
                repurchased at $35,593,285 on
                01/02/2004, collateralized by
                $36,095,000 Federal National
                Mortgage Association 1.180% due
                07/27/2004, market value
                $36,306,769 ...............   35,592,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $500,452,344) ...........   99.1%   512,449,084

OTHER ASSETS AND
   LIABILITIES (NET) .............    0.9%     4,510,546
                                    -----   ------------
NET ASSETS .......................  100.0%  $516,959,630
                                    =====   ============
SHORT-TERM INVESTMENTS HELD AS
   COLLATERAL FOR LOANED SECURITIES
   (Cost $88,520,213) (Note 2) ............ $ 88,520,213
                                            ============

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the value of these securities amounted to $5,419,175 or 1.05% of net assets.
(a) Variable Rate Security. The interest rate shown reflects the rate in effect as of December 31, 2003.
(b) Zero Coupon Bond. The interest rate shown reflects the effective yield at purchase date.
(L) Securities lending -- securities in whole or in part on loan at December 31, 2003.


                 See accompanying notes to financial statements.

                                                        PORTFOLIO OF INVESTMENTS
--------------------------------------------------------------------------------
                        NEW COVENANT BALANCED GROWTH FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
                                                 Value
   Shares                                      (Note 2)
--------------------------------------------------------
INVESTMENT COMPANIES -- 98.5%
 6,881,615  New Covenant Growth Fund ...... $188,625,061
 3,854,043  New Covenant Income Fund ......   99,203,078
                                            ------------
            Total Investment Companies
              (Cost $295,921,914) .........  287,828,139
                                            ------------
 Principal
  Amount
 ---------
REPURCHASE AGREEMENTS -- 1.5% (Cost $4,351,000)
$4,351,000    Agreement dated 12/31/2003 with
                State Street Bank, 0.650% to be
                repurchased at $4,351,157 on
                01/02/2004, collateralized by
                $4,405,000 Federal National
                Mortgage Association 2.020% due
                02/28/2005, market value
                $4,441,857 ................    4,351,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $300,272,914) ..........   100.0%   292,179,139

OTHER ASSETS AND
   LIABILITIES (NET) ............    (0.0)%#     (41,821)
                                    -----   ------------
NET ASSETS ......................   100.0%  $292,137,318
                                    =====   ============
------------------------
# Amount is less than 0.1%.


                        NEW COVENANT BALANCED INCOME FUND
                          DECEMBER 31, 2003 (UNAUDITED)
--------------------------------------------------------
                                                 Value
   Shares                                      (Note 2)
--------------------------------------------------------
INVESTMENT COMPANIES -- 98.6%
 1,869,978  New Covenant Growth Fund ...... $ 51,256,105
 2,920,005  New Covenant Income Fund ......   75,160,936
                                            ------------
            Total Investment Companies
              (Cost $125,348,600) .........  126,417,041
                                            ------------
 Principal
  Amount
 ---------
REPURCHASE AGREEMENTS -- 1.4% (Cost $1,839,000)
$1,839,000    Agreement dated 12/31/2003 with
                State Street Bank, 0.650% to be
                repurchased at $1,839,066 on
                01/02/2004, collateralized by
                $1,865,000 Federal National
                Mortgage Association 2.020%
                due 02/28/2005, market value
                $1,880,604 ................    1,839,000
                                            ------------
TOTAL INVESTMENTS
   (Cost $127,187,600) ..........   100.0%   128,256,041

OTHER ASSETS AND
   LIABILITIES (NET) ............    (0.0)%#     (33,439)
                                    -----   ------------
NET ASSETS ......................   100.0%  $128,222,602
                                    =====   ============

                 See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2003 (UNAUDITED)

                                                                                        BALANCED           BALANCED
                                              GROWTH FUND        INCOME FUND         GROWTH FUND        INCOME FUND
-------------------------------------------------------------------------------------------------------------------
ASSETS:
    Investments, at value (Note 2) .......  $ 833,985,070       $512,449,084        $292,179,139       $128,256,041
    Securities lending collateral (Note 2)     28,012,366         88,520,213                  --                 --
    Foreign currency, at value
       (Cost $46,955, $0, $0 and $0,
        respectively) ....................         45,520                 --                  --                 --
    Cash .................................         71,671                273                 690                905
    Receivable for investments sold ......     49,058,781                 --                  --                --
    Receivable for fund shares sold ......          2,820                167              17,821                 55
    Dividends and interest receivable ....        944,517          4,965,167                 157                 66
    Prepaid expenses and other assets ....         19,666             17,212              13,465             10,162
                                            -------------       ------------        ------------       ------------
    Total Assets .........................    912,140,411        605,952,116         292,211,272        128,267,229
                                            -------------       ------------        ------------       ------------

LIABILITIES:
    Payable for securities purchased .....     53,461,617                 --                  --                --
    Payable for fund shares redeemed .....         13,644             50,000              22,714             20,476
    Advisory fee payable .................        697,466            340,843                  --                 --
    Obligation to return security
       lending collateral (Note 2) .......     28,012,366         88,520,213                  --                 --
    Other accrued expenses and liabilities        141,485             81,430              51,240             24,151
                                            -------------       ------------        ------------       ------------
    Total Liabilities ....................     82,326,578         88,992,486              73,954             44,627
                                            -------------       ------------        ------------       ------------
NET ASSETS ...............................  $ 829,813,833       $516,959,630        $292,137,318       $128,222,602
                                            =============       ============        ============       ============
Investments, at Identified Cost ..........  $ 745,017,003       $500,452,344        $300,272,914       $127,187,600
                                            =============       ============        ============       ============

NET ASSETS CONSIST OF:
    Paid-in capital ......................  $ 934,892,640       $506,344,141        $314,619,168       $130,143,208
    Undistributed/ (distributions in
       excess of) net investment income ..       (347,929)         1,427,818            (159,071)            53,039
    Accumulated net realized loss on
       investments and foreign currency
       transactions ......................   (193,705,317)        (2,809,069)        (14,229,004)        (3,042,086)
    Net unrealized appreciation /
       (depreciation) on investments
       and foreign currency transactions .     88,974,439         11,996,740          (8,093,775)         1,068,441
                                            -------------       ------------        ------------       ------------
    Total Net Assets .....................  $ 829,813,833       $516,959,630        $292,137,318       $128,222,602
                                            =============       ============        ============       ============
NET ASSET VALUE, offering price and
    redemption price per share of beneficial
    interest outstanding .................  $       27.41       $      25.74        $      74.06       $      18.30
                                            =============       ============        ============       ============
    Number of Portfolio Shares Outstanding     30,273,730         20,083,616           3,944,544          7,005,234
                                            =============       ============        ============       ============


                 See accompanying notes to financial statements.

                                                        STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
                   FOR THE SIX MONTHS ENDED DECEMBER 31, 2003
                                   (UNAUDITED)

                                                                                      BALANCED            BALANCED
                                              GROWTH FUND         INCOME FUND        GROWTH FUND         INCOME FUND
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
    Dividends (net of foreign taxes
       withheld of $48,876, $0, $0,
       and $0 respectively) ..............   $  5,192,483       $    237,539         $ 2,959,921         $2,055,299
    Interest .............................       121,332          12,181,114              15,894              7,110
                                             ------------       ------------         -----------         ----------
    Total Investment Income ..............     5,313,815          12,418,653           2,975,815          2,062,409
                                             ------------       ------------         -----------         ----------
EXPENSES:
    Investment advisory fees (Note 3) ....     3,791,861           1,949,982                  --                --
    Administration fees ..................        55,680              39,981              21,255              9,371
    Accounting and custody fees ..........       317,600             115,229              13,954              9,793
    Legal and audit fees .................        45,488              32,315              17,654              8,304
    Transfer agent fees ..................        31,648              36,777             111,635             55,314
    Directors' expenses ..................         2,442               1,764                 942                424
    Registration fees ....................        10,834              10,529              11,052              9,811
    Shareholder report expenses ..........        15,931              12,376               6,453              2,706
    Insurance expense ....................        12,720               9,349               4,891              2,161
    Miscellaneous expenses ...............        10,433               7,537               4,114              2,251
                                             ------------       ------------         -----------         ----------
    Total expenses .......................     4,294,637           2,215,839             191,950            100,135
                                             ------------       ------------         -----------         ----------
    NET INVESTMENT INCOME ................     1,019,178          10,202,814           2,783,865          1,962,274
                                             ------------       ------------         -----------         ----------
NET REALIZED AND UNREALIZED
    GAIN / (LOSS) ON INVESTMENTS AND
    FOREIGN CURRENCY TRANSACTIONS:
    Net realized gain / (loss) on:
       Investments .......................     21,121,945           (855,628)         (2,711,442)          (707,819)
       Foreign currency transactions .....         (2,384)               896                  --                --
       Realized gains received from
          underlying funds ...............             --                 --             743,947            557,083
                                             ------------       ------------         -----------         ----------
    Net realized gain / (loss)
       on investments and
       foreign currency transactions .....     21,119,561           (854,732)         (1,967,495)          (150,736)
                                             ------------       ------------         -----------         ----------
    Net change in unrealized appreciation /
       (depreciation) of investments and
       foreign currency transactions .....     96,528,636         (9,353,787)         26,734,455          5,560,664
                                             ------------       ------------         -----------         ----------
    Net realized and unrealized gain / (loss)
       on investments and foreign currency
       transactions ......................    117,648,197        (10,208,519)         24,766,960          5,409,928
                                             ------------       ------------         -----------         ----------
NET INCREASE / (DECREASE) IN
    NET ASSETS RESULTING
    FROM OPERATIONS ......................   $118,667,375       $     (5,705)        $27,550,825         $7,372,202
                                             ============       ============         ===========         ==========


                 See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS

-------------------------------------------------------------------------------------------------------------------
                                                                                              GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                                   SIX MONTHS ENDED      FOR THE
                                                                                   DECEMBER 31, 2003   YEAR ENDED
                                                                                      (UNAUDITED)     JUNE 30, 2003
                                                                                   -----------------  -------------
OPERATIONS:
    Net investment income ........................................................   $  1,019,178      $  3,113,361
    Net realized gain / (loss) on investments and foreign currency transactions        21,119,561       (91,471,683)
    Net change in unrealized appreciation / (depreciation) on investments and
       foreign currency transactions .............................................     96,528,636        76,696,165
                                                                                     ------------      ------------
    Net increase / (decrease) in net assets resulting from operations ............    118,667,375       (11,662,157)
                                                                                     ------------      ------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ........................................................     (1,537,511)       (2,747,947)
                                                                                     ------------      ------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ...............................     (1,537,511)       (2,747,947)
                                                                                     ------------      ------------
SHARE TRANSACTIONS:
    Net increase in net assets from shares of
       beneficial interest transactions (Note 5) .................................      3,799,138        27,672,712
                                                                                     ------------      ------------
    Net increase in net assets ...................................................    120,929,002        13,262,608
                                                                                     ------------      ------------
NET ASSETS:
    Beginning of period ..........................................................    708,884,831       695,622,223
                                                                                     ------------      ------------
    End of period ................................................................   $829,813,833      $708,884,831
                                                                                     ============      ============

-------------------------------------------------------------------------------------------------------------------
                                                                                               INCOME FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                       FOR THE
                                                                                   SIX MONTHS ENDED      FOR THE
                                                                                   DECEMBER 31, 2003    YEAR ENDED
                                                                                     (UNAUDITED)      JUNE 30, 2003
                                                                                   -----------------  -------------
OPERATIONS:
    Net investment income ......................................................     $ 10,202,814      $ 19,520,007
    Net realized gain / (loss) on investments and foreign currency transactions          (854,732)       17,896,236
    Net change in unrealized appreciation / (depreciation) on investments and
       foreign currency transactions ...........................................       (9,353,787)       10,426,007
                                                                                     ------------      ------------
    Net increase / (decrease) in net assets resulting from operations ..........           (5,705)       47,842,250
                                                                                     ------------      ------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ......................................................       (8,774,996)      (20,721,289)
    Net realized gains .........................................................       (8,717,403)       (5,326,830)
                                                                                     ------------      ------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders .............................      (17,492,399)      (26,048,119)
                                                                                     ------------      ------------
SHARE TRANSACTIONS:
    Net increase / (decrease) in net assets from shares of
       beneficial interest transactions (Note 5) ...............................        8,723,930       (41,416,799)
                                                                                     ------------      ------------
    Net decrease in net assets .................................................       (8,774,174)      (19,622,668)
                                                                                     ------------      ------------
NET ASSETS:
    Beginning of period ........................................................      525,733,804       545,356,472
                                                                                     ------------      ------------
    End of period ..............................................................     $516,959,630      $525,733,804
                                                                                     ============      ============

                 See accompanying notes to financial statements.


16


                                             STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
                               NEW COVENANT FUNDS
-------------------------------------------------------------------------------------------------------------------
                                                                                          BALANCED GROWTH FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                        FOR THE
                                                                                   SIX MONTHS ENDED      FOR THE
                                                                                   DECEMBER 31, 2003   YEAR ENDED
                                                                                      (UNAUDITED)     JUNE 30, 2003
                                                                                   -----------------  -------------
OPERATIONS:
    Net investment income ........................................................   $  2,783,865      $  5,235,230
    Net realized loss on investments .............................................     (1,967,495)       (8,310,028)
    Net change in unrealized appreciation / (depreciation) on investments ........     26,734,455        10,514,095
                                                                                     ------------      ------------
    Net increase in net assets resulting from operations .........................     27,550,825         7,439,297
                                                                                     ------------      ------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ........................................................     (2,942,936)       (5,236,205)
    Net realized gains ...........................................................             --          (354,255)
                                                                                     ------------      ------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ...............................     (2,942,936)       (5,590,460)
                                                                                     ------------      ------------
SHARE TRANSACTIONS:
    Net decrease in net assets from shares of
       beneficial interest transactions (Note 5) .................................     (4,937,308)      (15,696,468)
                                                                                     ------------      ------------
    Net increase / (decrease) in net assets ......................................     19,670,581       (13,847,631)
                                                                                     ------------      ------------
NET ASSETS:
    Beginning of period ..........................................................    272,466,737       286,314,368
                                                                                     ------------      ------------
    End of period ................................................................   $292,137,318      $272,466,737
                                                                                     ============      ============

-------------------------------------------------------------------------------------------------------------------
                                                                                          BALANCED INCOME FUND
-------------------------------------------------------------------------------------------------------------------
                                                                                        FOR THE
                                                                                   SIX MONTHS ENDED      FOR THE
                                                                                   DECEMBER 31, 2003   YEAR ENDED
                                                                                      (UNAUDITED)     JUNE 30, 2003
                                                                                   -----------------  -------------
OPERATIONS:
    Net investment income ........................................................   $  1,962,274      $  3,523,903
    Net realized loss on investments .............................................       (150,736)       (1,895,081)
    Net change in unrealized appreciation / (depreciation) on investments ........      5,560,664         5,078,734
                                                                                     ------------      ------------
    Net increase in net assets resulting from operations .........................      7,372,202         6,707,556
                                                                                     ------------      ------------
DIVIDENDS AND DISTRIBUTIONS
    TO SHAREHOLDERS:
    Net investment income ........................................................     (1,909,235)       (3,524,688)
    Net realized gains ...........................................................             --          (368,191)
                                                                                     ------------      ------------
    Net decrease in net assets resulting from
       dividends and distributions to shareholders ...............................     (1,909,235)       (3,892,879)
                                                                                     ------------      ------------
SHARE TRANSACTIONS:
    Net increase in net assets from shares of
       beneficial interest transactions (Note 5) .................................        183,579         5,748,715
                                                                                     ------------      ------------
    Net increase in net assets ...................................................      5,646,546         8,563,392
                                                                                     ------------      ------------
NET ASSETS:
    Beginning of period ..........................................................    122,576,056       114,012,664
                                                                                     ------------      ------------
    End of period ................................................................   $128,222,602      $122,576,056
                                                                                     ============      ============


                 See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS


For a Share outstanding throughout each period.

---------------------------------------------------------------------------------------------------------------------------------
                                                                                      GROWTH FUND
---------------------------------------------------------------------------------------------------------------------------------
                                                         FOR THE
                                                    SIX MONTHS ENDED     FOR THE         FOR THE        FOR THE       FOR THE
                                                    DECEMBER 31, 2003  YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       (UNAUDITED)    JUNE 30, 2003   JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000
                                                    ----------------- -------------   -------------  -------------  -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period .............   $  23.51       $  24.13         $  29.26       $  42.07       $  40.81*
                                                         --------       ---------        --------       --------       --------
    Net investment income ............................       0.03           0.10             0.04           0.10           0.15
    Net realized and unrealized gain / (loss) on
       investments and foreign currency transactions .       3.92          (0.63)           (5.11)         (4.86)          2.49
                                                         --------       ---------        --------       --------       --------
    Total from investment operations .................       3.95          (0.53)           (5.07)         (4.76)          2.64
                                                         ========       ========         ========       ========       ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ............................      (0.05)         (0.09)           (0.01)            --          (0.30)
    Net realized gains ...............................         --             --               --          (7.80)         (1.08)
    Return of capital ................................         --             --            (0.05)         (0.25)            --
                                                         --------       ---------        --------       --------       --------
    Total distributions ..............................      (0.05)         (0.09)           (0.06)         (8.05)         (1.38)
                                                         --------       ---------        --------       --------       --------
    NET ASSET VALUE, END OF PERIOD ...................   $  27.41       $  23.51         $  24.13       $  29.26       $  42.07
                                                         ========       ========         ========       ========       ========
    Total return .....................................      16.81%         (2.17)%         (17.34)%       (12.33)%         6.38%
                                                         ========       ========         ========       ========       ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) .............   $829,814       $708,885         $695,622       $816,901       $905,086
    Ratio of net investment income to
       average net assets ............................       0.27%+         0.47%            0.15%          0.20%          0.37%
    Ratio of operating expenses to
       average net assets ............................       1.12%+         1.13%            1.11%          1.07%          1.07%
    Portfolio turnover rate ..........................         97%+           63%              79%           142%           152%

------------------------------------------------------------------------------------------------------------------------------------
                                                                                  INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         FOR THE
                                                    SIX MONTHS ENDED     FOR THE          FOR THE        FOR THE       FOR THE
                                                   DECEMBER 31, 2003   YEAR ENDED       YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       (UNAUDITED)    JUNE 30, 2003   JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000
                                                    ----------------- -------------   -------------  -------------  -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period .............   $  26.62       $  25.54         $  24.83       $  23.89       $  24.52*
                                                         --------       ---------        --------       --------       --------
    Net investment income ............................       0.51           1.00             1.21           1.50           1.47
    Net realized and unrealized gain / (loss) on
       investments, options, and foreign
       currency transactions .........................      (0.51)          1.42             0.73           0.92          (0.63)
                                                         --------       ---------        --------       --------       --------
    Total from investment operations .................       0.00           2.42             1.94           2.42           0.84
                                                         ========       ========         ========       ========       ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ............................      (0.44)         (1.06)           (1.23)         (1.48)         (1.47)
    Net realized gains ...............................      (0.44)         (0.28)              --             --             --
                                                         --------       ---------        --------       --------       --------
    Total distributions ..............................      (0.88)         (1.34)           (1.23)         (1.48)         (1.47)
                                                         --------       ---------        --------       --------       --------
    NET ASSET VALUE, END OF PERIOD ...................   $  25.74       $  26.62         $  25.54       $  24.83       $  23.89
                                                         ========       ========         ========       ========       ========
    Total return .....................................       0.02%          9.63%            7.97%         10.31%          3.55%
                                                         ========       ========         ========       ========       ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) .............   $516,960       $525,734         $545,356       $559,286       $571,669
    Ratio of net investment income to
       average net assets ............................       3.93%+         3.79%            4.72%          5.99%          6.12%
    Ratio of operating expenses to
       average net assets ............................       0.85%+         0.85%            0.84%          0.82%          0.83%
    Portfolio turnover rate ..........................        176%+          226%             290%           191%           182%

---------------------------
*    Represents net asset value of predecessor Common Trust Fund.
+    Annualized.

                 See accompanying notes to financial statements.

18

--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS

--------------------------------------------------------------------------------

For a Share outstanding throughout each period.

------------------------------------------------------------------------------------------------------------------------------------
                                                                             BALANCED GROWTH FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         FOR THE
                                                   SIX MONTHS ENDED      FOR THE         FOR THE        FOR THE        FOR THE
                                                   DECEMBER 31, 2003    YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED
                                                       (UNAUDITED)    JUNE 30, 2003   JUNE 30, 2002  JUNE 30, 2001  JUNE 30, 2000
                                                    ----------------- -------------   -------------  -------------  -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period .............   $  67.88       $  67.25         $  81.92       $  91.84       $  90.96*
                                                         --------       ---------        --------       --------       --------
    Net investment income ............................       0.71           1.27             1.52           2.33           3.18
    Net realized and unrealized gain / (loss) on
       investments ...................................       6.22           0.71            (7.44)         (5.07)          1.48
                                                         --------       ---------        --------       --------       --------
    Total from investment operations .................       6.93           1.98            (5.92)         (2.74)          4.66
                                                         ========       ========         ========       ========       ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ............................      (0.75)         (1.27)           (1.34)         (5.68)         (3.19)
    Net realized gains ...............................         --          (0.08)           (7.00)         (1.50)         (0.59)
    Return of capital ................................         --             --            (0.41)            --            --
                                                         --------       ---------        --------       --------       --------
    Total distributions ..............................      (0.75)         (1.35)           (8.75)         (7.18)         (3.78)
                                                         --------       ---------        --------       --------       --------
    NET ASSET VALUE, END OF PERIOD ...................   $  74.06       $  67.88         $  67.25       $  81.92       $  91.84
                                                         ========       ========         ========       ========       ========
    Total return .....................................      10.24%          3.10%           (7.79)%        (3.01)%         5.13%
                                                         ========       ========         ========       ========       ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) .............   $292,137       $272,467         $286,314       $314,873       $343,231
    Ratio of net investment income to
       average net assets ............................       1.98%+         1.96%            2.02%          2.61%          3.50%
    Ratio of operating expenses to
       average net assets ............................       0.14%+         0.14%            0.11%          0.09%          0.10%
    Portfolio turnover rate ..........................          8%+           15%              18%            18%             8%

------------------------------------------------------------------------------------------------------------------------------------
                                                                             BALANCED INCOME FUND
------------------------------------------------------------------------------------------------------------------------------------
                                                         FOR THE
                                                     SIX MONTHS ENDED     FOR THE         FOR THE        FOR THE       FOR THE
                                                     DECEMBER 31, 2003  YEAR ENDED      YEAR ENDED      YEAR ENDED    YEAR ENDED
                                                        (UNAUDITED)   JUNE 30, 2003    JUNE 30, 2002  JUNE 30, 2001 JUNE 30, 2000
                                                    ----------------- -------------   -------------  -------------  -------------
OPERATING PERFORMANCE:
    Net asset value, beginning of period .............   $  17.52       $  17.10         $  18.88       $  20.01       $  20.16*
                                                         --------       ---------        --------       --------       --------
    Net investment income ............................       0.29           0.52             0.57           0.78           0.89
    Net realized and unrealized gain / (loss) on
       investments ...................................       0.77           0.47            (0.84)         (0.38)         (0.02)
                                                         --------       ---------        --------       --------       --------
    Total from investment operations .................       1.06           0.99            (0.27)          0.40           0.87
                                                         ========       ========         ========       ========       ========
DISTRIBUTIONS TO SHAREHOLDERS:
    Net investment income ............................      (0.28)         (0.52)           (0.54)         (1.22)         (0.89)
    Net realized gains ...............................         --          (0.05)           (0.94)         (0.31)         (0.13)
    Return of capital ................................         --             --            (0.03)            --             --
                                                         --------       ---------        --------       --------       --------
    Total distributions ..............................      (0.28)         (0.57)           (1.51)         (1.53)         (1.02)
                                                         --------       ---------        --------       --------       --------
    NET ASSET VALUE, END OF PERIOD ...................   $  18.30       $  17.52         $  17.10       $  18.88       $  20.01
                                                         ========       ========         ========       ========       ========
    Total return .....................................       6.06%          6.00%           (1.55)%         2.08%          4.40%
                                                         ========       ========         ========       ========       ========
RATIOS TO AVERAGE NET ASSETS
    AND SUPPLEMENTAL DATA:
    Net assets, end of period (in 000's) .............   $128,223       $122,576         $114,013       $116,519       $124,809
    Ratio of net investment income to
       average net assets ............................       3.15%+         3.08%            3.13%          3.88%          4.46%
    Ratio of operating expenses to
       average net assets ............................       0.16%+         0.16%            0.14%          0.12%          0.14%
    Portfolio turnover rate ..........................          9%+           18%              11%            20%            12%


---------------------------
*    Represents net asset value of predecessor Common Trust Fund.
+    Annualized.


                 See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2003 (UNAUDITED)

1. ORGANIZATION
New Covenant Funds (the "Trust"), an open-end, diversified management investment company, was organized as a Delaware business trust on September 30, 1998. It currently consists of four investment funds: New Covenant Growth Fund ("Growth Fund"), New Covenant Income Fund ("Income Fund"), New Covenant Balanced Growth Fund ("Balanced Growth Fund") and New Covenant Balanced Income Fund ("Balanced Income Fund"), (individually, a "Fund," and collectively, the "Funds"). The Funds commenced investment operations on July 1, 1999. The Trust's authorized capital consists of an unlimited number of shares of beneficial interest of $0.001 par value. The Funds' investment adviser is the NCF Investment Department of New Covenant Trust Company, N.A. (the "Adviser").

The objectives of the Funds are as follows:

GROWTH FUND             Long-term capital appreciation. Dividend income, if any,
                        will be incidental.

INCOME FUND             High level of current income with preservation of
                        capital.

BALANCED GROWTH FUND    Capital appreciation with less risk than would be
                        present in a portfolio of only common stocks.

BALANCED INCOME FUND    Current income and long-term growth of capital.

2. SIGNIFICANT ACCOUNTING POLICIES
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States.

PORTFOLIO VALUATION: Fund investments are recorded at market value. Portfolio securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the last reported bid price as of the close of trading. For equity securities traded on the National Association of Securities Dealers Automated Quotations system ("NASDAQ"), the NASDAQ Official Closing Price is used. Equity securities which are traded in the over-the-counter market only, but which are not included in the NASDAQ National Market System, are valued at the last sale price on the day of valuation. Debt securities with a remaining maturity of sixty days or more are valued using a pricing service when such prices are believed to reflect fair market value. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates market value. All other securities and securities with no readily determinable market values are valued using procedures determined in good faith by the Board of Trustees.

Foreign securities traded outside the United States are generally valued as of the time their trading is complete, which is usually different from the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the New York Stock Exchange that will not be reflected in the computation of a Fund's net asset value. If events materially affecting the value of such securities occur during such period, these securities will be valued at their fair value according to procedures decided upon in good faith by the Board of Trustees. All securities and other assets of a Fund initially expressed in foreign currencies will be converted to U.S. dollar values at the mean of the bid and offer prices of such currencies against U.S. dollars last quoted on a valuation date by any recognized dealer.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date, if the ex-dividend date has passed.

OPTIONS: The Income Fund may purchase or write options which are traded over the counter to hedge fluctuation risks in the prices of certain securities. When a Fund writes a call or put option, an amount equal to the premium received is reflected as a liability. The liability is subsequently "marked-to-market" to reflect the current market value of the option written. The premium paid by a Fund for the purchase of a call or put option is recorded as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The Fund is subject to the risk of an imperfect correlation between movement in the price of the instrument and the price of the underlying security or transaction. Risks may also arise due to illiquid secondary markets for the instruments. There were no options outstanding at December 31, 2003.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2003 (UNAUDITED)

FOREIGN CURRENCY TRANSLATION: The books and records of the Funds are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon exchange rates prevailing on the respective dates of such transactions. That portion of unrealized gains or losses on investments due to fluctuations in foreign currency exchange rates is not separately disclosed.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain of the Funds enter into forward foreign currency contracts as hedges against either specific transactions or portfolio positions. All commitments are "marked-to-market" daily at the applicable foreign exchange rate and any resulting unrealized gains or losses are recorded currently. A Fund realizes gains or losses at the time forward contracts are extinguished. There were no contracts outstanding at December 31, 2003.

LOANS OF PORTFOLIO SECURITIES: The Growth Fund and the Income Fund may lend their securities pursuant to a securities lending agreement ("Lending Agreement") with State Street Bank ("SSB"). Security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral valued at least 102% of the market value of the securities loaned. Cash collateral received is invested by SSB pursuant to the terms of the Lending Agreement. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. To the extent a loan is secured by non-cash collateral, the borrower is required to pay a loan premium. Non-cash collateral received cannot be sold or repledged. Net income earned on investment of cash collateral and loan premiums received on non-cash collateral are allocated between SSB and the Funds in accordance with the Lending Agreement. Income allocated to the Funds is included in interest income in the respective statements of operations.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

The value of loaned securities and related collateral outstanding at December 31, 2003, was as follows:

-----------------------------------------------------------------------------------------------------------------------
                                               VALUE OF                    VALUE OF                    VALUE OF
FUND                                       SECURITIES LOANED            CASH COLLATERAL           NON-CASH COLLATERAL
-----------------------------------------------------------------------------------------------------------------------
Growth Fund                                   $26,951,864                $28,012,366                $         --
Income Fund                                    93,986,153                 88,520,213                   7,410,860
=======================================================================================================================

Cash collateral received for securities on loan was invested in the following:

-----------------------------------------------------------------------------------------------------------------------
                                                                          GROWTH FUND                 INCOME FUND
-----------------------------------------------------------------------------------------------------------------------
State Street Navigator Securities Lending Prime Portfolio,
   1.06% due 01/02/04                                                    $28,012,366                $ 88,520,213
=======================================================================================================================

REPURCHASE AGREEMENTS: The Funds may enter into repurchase agreements with a bank, broker-dealer or other financial institution, which are secured by obligations of the U.S. government. Each repurchase agreement is at least 102% collateralized and marked to market. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to certain costs, losses or delays.

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income of all Funds are declared and paid at least annually. For all Funds, all net realized long-term or short-term capital gains, if any, will be declared and distributed at least annually. Interest and dividend payments will normally be distributed as income dividends on a quarterly basis for each of the Funds.

Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income, gains and losses on various investment securities held by a Fund, timing differences in the recognition of income, gains and losses and differing characterizations of distributions made by the Fund.

FEDERAL INCOME TAXES: It is the Funds' intention to qualify annually as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for federal income tax has been made.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2003 (UNAUDITED)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
The Trust, on behalf of each Fund, has entered into an Investment Advisory Agreement with the Adviser. Under the Agreement, the Adviser is responsible for managing the Funds' investments as well as furnishing the Funds with certain administrative services. The Growth Fund pays the Adviser a monthly fee at the annual rate of 0.99% of the Growth Fund's average daily net assets and the Income Fund pays the Adviser a monthly fee at the annual rate of 0.75% of the Income Fund's average daily net assets. The Adviser does not receive advisory fees for the Balanced Growth and Balanced Income Funds. The Adviser has entered into Sub-Advisory Agreements with five Sub-Advisers to assist in the selection and management of each Fund's investment securities. It is the responsibility of the Sub-Advisers, under the direction of the Adviser, to make day-to-day investment decisions for the Funds. The Adviser pays each Sub-Adviser a quarterly fee for their services in managing assets of the Funds. The Adviser pays the Sub-Advisers' fees directly from its own advisory fees. The Sub-Advisory fees are based on the assets of a Fund to which a Sub-Adviser is responsible for making investment decisions.

The following are the Sub-Advisers for the Growth Fund: Capital Guardian Trust Company, Seneca Capital Management, Sound Shore Management, Inc., and Wellington Management Company, LLP.

Tattersall Advisory Group is the Sub-Adviser for the Income Fund.

The Trust has a Services Agreement with PFPC Inc. ("PFPC"). Under the Services Agreement, PFPC provides transfer agency and administrative services to the Funds. The Trust is provided accounting services under an Accounting Services Agreement with PFPC.

The Trust has a Distribution Agreement with PFPC Distributors, Inc. (the "Distributor") to serve as the principal distributor of the Funds' shares. As of January 1, 2004, New Covenant Funds Distributors, Inc. will serve as the principal distributor of the Funds' shares. The Funds do not pay any fees to the Distributor in its capacity as principal distributor.

The Trust has a Custodian Agreement with State Street Bank.

No officer, director or employee of New Covenant Funds, PFPC, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust. The Trust also reimburses expenses incurred by the unaffiliated Trustees in attending Board meetings.

4. PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended December 31, 2003 were as follows:

------------------------------------------------------------
FUND                   PURCHASES                   SALES
------------------------------------------------------------

Growth Fund .......   $393,115,868             $388,713,289
Income Fund .......     46,103,026               22,597,983
Balanced Growth ...     11,883,730               16,641,797
Balanced Income ...      6,239,319                5,708,730
------------------------------------------------------------

The cost of purchases and proceeds from sales of long-term U.S. Government securities for the six months ended December 31, 2003 were as follows:

-----------------------------------------------------------
FUND                   PURCHASES                   SALES
-----------------------------------------------------------

Income Fund .......   $461,178,026             $432,215,952
-----------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2003 (UNAUDITED)

5. SHARES OF BENEFICIAL INTEREST
The Trust Instrument authorizes the issuance of an unlimited number of shares for each of the Funds, and each share has a par value of $0.001 per share. The Funds currently offer a single class of shares. Each issued and outstanding share of each Fund is entitled to participate equally in dividends and distributions declared by such Fund and in the net assets of such Fund upon liquidation or dissolution remaining after satisfaction of outstanding liabilities.

                                                       SIX MONTHS ENDED
                                                      DECEMBER 31, 2003                          YEAR ENDED
                                                         (UNAUDITED)                            JUNE 30, 2003
---------------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
---------------------------------------------------------------------------------------------------------------------------
GROWTH FUND:
Sold .......................................    1,222,150         $31,473,969            3,848,573         $ 82,094,287
Issued on reinvestment of dividends ........        3,598              95,175                7,133              153,247
Redeemed ...................................   (1,109,026)        (27,770,006)          (2,528,203)         (54,574,822)
---------------------------------------------------------------------------------------------------------------------------
Net Increase ...............................      116,722          $3,799,138            1,327,503         $ 27,672,712
===========================================================================================================================

                                                       SIX MONTHS ENDED
                                                      DECEMBER 31, 2003                          YEAR ENDED
                                                         (UNAUDITED)                            JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------

INCOME FUND:
Sold .......................................    1,076,121        $ 28,022,678            1,907,730         $ 50,189,035
Issued on reinvestment of dividends ........      239,823           6,213,436              184,677            4,848,811
Redeemed ...................................     (979,784)        (25,512,184)          (3,699,149)         (96,454,645)
------------------------------------------------------------------------------------------------------------------------
Net Increase / (Decrease) ..................      336,160        $  8,723,930           (1,606,742)        $(41,416,799)
========================================================================================================================

                                                       SIX MONTHS ENDED
                                                      DECEMBER 31, 2003                          YEAR ENDED
                                                         (UNAUDITED)                            JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------

BALANCED GROWTH FUND:
Sold .......................................      192,261        $ 13,565,129              286,683         $ 18,351,902
Issued on reinvestment of dividends ........       29,789           2,145,619               66,792            4,232,137
Redeemed ...................................     (291,571)        (20,648,056)            (596,621)         (38,280,507)
------------------------------------------------------------------------------------------------------------------------
Net Decrease ...............................      (69,521)       $ (4,937,308)            (243,146)        $(15,696,468)
========================================================================================================================

                                                       SIX MONTHS ENDED
                                                      DECEMBER 31, 2003                          YEAR ENDED
                                                         (UNAUDITED)                            JUNE 30, 2003
------------------------------------------------------------------------------------------------------------------------
                                                 SHARES              AMOUNT               SHARES             AMOUNT
------------------------------------------------------------------------------------------------------------------------

BALANCED INCOME FUND:
Sold .......................................      317,951        $  5,644,809              982,594         $ 16,737,282
Issued on reinvestment of dividends ........       61,902           1,112,760              140,426            2,357,342
Redeemed ...................................     (371,836)         (6,573,990)            (792,004)         (13,345,909)
------------------------------------------------------------------------------------------------------------------------
Net Increase ...............................        8,017        $    183,579              331,016         $  5,748,715
========================================================================================================================

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2003 (UNAUDITED)

6. RISK FACTORS
The performance of a Fund's investments in non-U.S. companies and in companies operating internationally or in foreign countries will depend principally on economic conditions in their product markets, the securities markets where their securities are traded, and on currency exchange rates. These risks are present because of uncertainty in future exchange rates back into U.S. dollars and possible political instability, which could affect foreign financial markets and local economies. There are also risks related to social and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject.

The Funds will not invest more than 15% of the value of their net assets in securities that are illiquid because of restrictions on transferability or other reasons. Repurchase agreements with deemed maturities in excess of seven days and securities that are not registered under the Securities Act of 1933, as amended (the "Securities Act"), but that may be purchased by institutional buyers pursuant to Rule 144A are subject to this 15% limit (unless such securities are variable-amount master-demand notes with maturities of nine months or less or unless the Board determines that a liquid trading market exists). The Funds may purchase securities which are not registered under the Securities Act but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Securities Act. In some cases, such securities are classified as "illiquid securities," however, any such security will not be considered illiquid so long as it is determined by the Adviser, under guidelines approved by the Board of Trustees, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

The Income Fund may invest a limited amount of assets in debt securities which are rated below investment grade (hereinafter referred to as "lower-rated securities") or which are unrated but deemed equivalent to those rated below investment grade by the portfolio managers. The lower the ratings of such debt securities, the greater their risks. These debt instruments generally offer a higher current yield than that available from higher-grade issues, and typically involve greater risk. The yields on high-yield/high-risk bonds will fluctuate over time. In general, prices of all bonds rise when interest rates fall and fall when interest rates rise. Lower-rated securities are subject to adverse changes in general economic conditions and to changes in the financial condition of their issuers. During periods of economic downturn or rising interest rates, issuers of these instruments may experience financial stress that could adversely affect their ability to make payments of principal and interest, and increase the possibility of default.

The Balanced Funds invest their assets primarily in the Growth Fund and the Income Fund. By investing primarily in shares of these Funds, shareholders of the Balanced Funds indirectly pay a portion of the operating expenses, management expenses and brokerage costs of the underlying Funds as well as their own operating expenses. Thus, shareholders of the Balanced Funds may indirectly pay slightly higher total operating expenses and other costs than they would pay by directly owning shares of the Growth Fund and Income Fund. Total fees and expenses to be borne by investors in either Balanced Fund will depend on the portion of the Funds' assets invested in the Growth Fund and in the Income Fund. A change in the asset allocation of either Balanced Fund could increase or reduce the fees and expenses actually borne by investors in that Fund. The Balanced Funds are also subject to rebalancing risk. Rebalancing activities, while undertaken to maintain the Fund's investment risk-to-reward ratio, may cause the Fund to underperform other funds with similar investment objectives. For the Balanced Growth Fund, it is possible after rebalancing from equities into a greater percentage of fixed-income securities, that equities will outperform fixed-income investments. For the Balanced Income Fund, it is possible that after rebalancing from fixed-income securities into a greater percentage of equity securities, that fixed-income securities will outperform equity investments. The performance of the Balanced Growth Fund and the Balanced Income Fund depends on the performance of the underlying funds in which they invest.

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                               NEW COVENANT FUNDS
                          DECEMBER 31, 2003 (UNAUDITED)

7. DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles accepted in the United States. The tax character of distributions paid during the fiscal years ended June 30, 2002 and June 30, 2003 were as follows:

                                                      2002 TAXABLE DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
                               ORDINARY         NET LONG-TERM        TOTAL TAXABLE        RETURN OF           TOTAL
FUND                            INCOME          CAPITAL GAINS        DISTRIBUTIONS         CAPITAL        DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
Growth Fund ................   $   283,511       $        --           $   283,511        $1,511,062       $ 1,794,573
Income Fund ................    26,927,495                --            26,927,495                --        26,927,495
Balanced Growth Fund .......     5,280,349        26,305,906            31,586,255         1,613,282        33,199,537
Balanced Income Fund .......     3,458,509         5,709,821             9,168,330           219,232         9,387,562
-----------------------------------------------------------------------------------------------------------------------


                                                      2003 TAXABLE DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------
                               ORDINARY         NET LONG-TERM        TOTAL TAXABLE        RETURN OF           TOTAL
FUND                            INCOME          CAPITAL GAINS        DISTRIBUTIONS         CAPITAL        DISTRIBUTIONS
-----------------------------------------------------------------------------------------------------------------------

Growth Fund ................   $ 2,747,947          $     --           $ 2,747,947           $    --       $ 2,747,947
Income Fund ................    25,160,016           888,103            26,048,119                --        26,048,119
Balanced Growth Fund .......     5,227,067           363,393             5,590,460                --         5,590,460
Balanced Income Fund .......     3,519,607           373,272             3,892,879                --         3,892,879
-----------------------------------------------------------------------------------------------------------------------

8. FEDERAL INCOME TAXES
As of June 30, 2003, the Growth fund had available for federal tax purposes unused capital loss carryforwards as follows:

-----------------------------------------------------------------------------------------------------------------------
                                                                       EXPIRING IN 2010             EXPIRING IN 2011
-----------------------------------------------------------------------------------------------------------------------

Growth Fund ..........................................................    $45,005,343                  $96,688,185
-----------------------------------------------------------------------------------------------------------------------

                       This page intentionally left blank.

                       This page intentionally left blank.

                       This page intentionally left blank.

THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY IF
PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.
SHARES OF NEW COVENANT FUNDS(R) ARE DISTRIBUTED
BY NEW COVENANT FUNDS DISTRIBUTOR, INC.
200 EAST TWELFTH STREET, SUITE C
JEFFERSONVILLE, IN 47130
[GRAPHIC OMITTED]

            FDN12-04-17                                               NC-SA12/03

NEW COVENANT FUNDS(R)
200 EAST TWELFTH STREET, SUITE C
JEFFERSONVILLE, IN 47130
                                                             -------------------
                                                                  PRSRT STD.
                                                                 U.S. POSTAGE
                                                                     PAID
                                                                PAWTUCKET, RI
                                                             PERMIT NO. 1815-140
                                                             -------------------

ITEM 2. CODE OF ETHICS.

Not applicable.



ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.



ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.



ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a)(1) Not applicable.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant) New Covenant Funds
            -------------------------------------------------------
By (Signature and Title)*  /s/ F. Kenneth Bateman
                         ------------------------------------------
                           F. Kenneth Bateman, President
                           (principal executive officer)

Date                       February 26, 2004
     --------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ F. Kenneth Bateman
                         ------------------------------------------
                           F. Kenneth Bateman, President
                           (principal executive officer)

Date                       February 26, 2004
     --------------------------------------------------------------

By (Signature and Title)*  /s/ Andrew McNally
                         ------------------------------------------
                           Andrew McNally, Treasurer
                           (principal financial officer)

Date                       February 26, 2004
     --------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.